UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (2.4%)
Dow Chemical Co.	2,052,356	104,383
EI du Pont de Nemours & Co.	1,601,456	101,404
Praxair Inc.	523,626	59,929
PPG Industries Inc.	491,145	54,758
Ecolab Inc.	488,314	54,457
LyondellBasell Industries NV Class A	635,278	54,367
Air Products & Chemicals Inc.	356,584	51,366
International Paper Co.	756,899	31,063
Nucor Corp.	587,238	27,776
Newmont Mining Corp.	972,217	25,842
Alcoa Inc.	2,416,786	23,153
Freeport-McMoRan Inc.	2,123,512	21,957
Eastman Chemical Co.	258,116	18,644
Celanese Corp. Class A	270,375	17,710
Mosaic Co.	645,332	17,424
Airgas Inc.	119,778	16,965
International Flavors & Fragrances Inc.	147,456	16,776
CF Industries Holdings Inc.	428,291	13,423
Ashland Inc.	121,812	13,394
Albemarle Corp.	206,283	13,188
Avery Dennison Corp.	166,039	11,973
RPM International Inc.	243,469	11,523
FMC Corp.	244,640	9,876
Steel Dynamics Inc.	421,424	9,486
* WR Grace & Co.	129,373	9,209
Reliance Steel & Aluminum Co.	124,631	8,623
* Axalta Coating Systems Ltd.	261,409	7,633
NewMarket Corp.	18,686	7,405
Royal Gold Inc.	119,761	6,143
Sensient Technologies Corp.	82,876	5,259
Olin Corp.	302,415	5,253
Huntsman Corp.	382,700	5,090
Cabot Corp.	103,389	4,997
PolyOne Corp.	158,187	4,785
^ CONSOL Energy Inc.	421,018	4,753
Domtar Corp.	115,075	4,661
Compass Minerals International Inc.	61,706	4,372
United States Steel Corp.	267,925	4,300
HB Fuller Co.	92,987	3,947
Minerals Technologies Inc.	63,935	3,635
Commercial Metals Co.	213,342	3,620
Balchem Corp.	57,654	3,576
Kaiser Aluminum Corp.	39,529	3,342
Westlake Chemical Corp.	71,909	3,329
Allegheny Technologies Inc.	199,994	3,260
* Chemtura Corp.	123,100	3,250
* Stillwater Mining Co.	301,837	3,215

	Carpenter Technology Corp.	89,553	3,065
	Worthington Industries Inc.	81,940	2,920
	Axiall Corp.	129,009	2,818
	Hecla Mining Co.	984,938	2,738
	Ferroglobe plc	295,001	2,599
*	GCP Applied Technologies Inc.	128,085	2,554
*	Coeur Mining Inc.	438,138	2,462
	Neenah Paper Inc.	38,588	2,457
*	Cambrex Corp.	55,658	2,449
	US Silica Holdings Inc.	101,625	2,309
	Chemours Co.	325,784	2,280
	KapStone Paper and Packaging Corp.	155,877	2,159
*	Clearwater Paper Corp.	44,391	2,153
*	AK Steel Holding Corp.	502,853	2,077
	Quaker Chemical Corp.	22,663	1,923
	Aceto Corp.	78,167	1,842
	Innospec Inc.	42,461	1,841
*,^ Platform Specialty Products Corp.		209,901	1,805
*,^ Cliffs Natural Resources Inc.		566,732	1,700
	Calgon Carbon Corp.	118,992	1,668
	PH Glatfelter Co.	79,381	1,646
	Innophos Holdings Inc.	48,300	1,493
	SunCoke Energy Inc.	225,163	1,464
*	Century Aluminum Co.	195,077	1,375
	Stepan Co.	23,867	1,320
	Haynes International Inc.	34,559	1,261
*	Kraton Performance Polymers Inc.	71,428	1,236
*	Ferro Corp.	103,533	1,229
*	American Vanguard Corp.	73,725	1,163
	Deltic Timber Corp.	17,319	1,042
	A Schulman Inc.	34,636	943
*,^ Westmoreland Coal Co.		129,400	933
	Chase Corp.	16,707	879
*	Resolute Forest Products Inc.	152,734	842
*	Koppers Holdings Inc.	34,530	776
	Ampco-Pittsburgh Corp.	53,273	741
	Hawkins Inc.	19,723	712
	Tronox Ltd. Class A	110,168	704
*	Veritiv Corp.	18,012	671
	Tredegar Corp.	39,945	628
*	Univar Inc.	32,840	564
^	Hallador Energy Co.	119,982	548
*	Fairmount Santrol Holdings Inc.	202,572	508
	KMG Chemicals Inc.	19,032	439
*	OMNOVA Solutions Inc.	78,397	436
*,^ Peabody Energy Corp.		183,462	426
	Olympic Steel Inc.	23,427	406
*	LSB Industries Inc.	26,149	333
	Kronos Worldwide Inc.	56,434	323
	FutureFuel Corp.	23,329	275
*	Cloud Peak Energy Inc.	133,404	260
*	CSW Industrials Inc.	8,115	256
*	Real Industry Inc.	22,749	198
*	Senomyx Inc.	66,934	174
*	Codexis Inc.	54,399	169
	Friedman Industries Inc.	30,651	166
*	General Moly Inc.	384,371	131

	Gold Resource Corp.	55,720	130
*	Ryerson Holding Corp.	22,286	124
*	Handy & Harman Ltd.	4,280	117
*	Golden Minerals Co.	243,316	109
*	Universal Stainless & Alloy Products Inc.	10,736	109
*,^ Uranium Energy Corp.		110,492	83
*	Ikonics Corp.	3,253	38
*	Solitario Exploration & Royalty Corp.	56,237	26
	United-Guardian Inc.	950	20
*	AgroFresh Solutions Inc.	3,000	19
*	Northern Technologies International Corp.	1,269	16
*,^ Pershing Gold Corp.		4,000	16
	Synalloy Corp.	1,703	13
*	Comstock Mining Inc.	21,959	8
*	NL Industries Inc.	2,169	5
*	TOR Minerals International Inc.	682	2
	Rentech Inc.	200	—
			967,818
Consumer Goods (10.6%)
	Procter & Gamble Co.	4,971,104	409,172
	Coca-Cola Co.	7,162,079	332,249
	Philip Morris International Inc.	2,847,763	279,394
	PepsiCo Inc.	2,656,730	272,262
	Altria Group Inc.	3,598,844	225,504
	NIKE Inc. Class B	2,481,226	152,521
	Colgate-Palmolive Co.	1,640,942	115,933
	Mondelez International Inc. Class A	2,739,522	109,910
	Ford Motor Co.	7,162,354	96,692
	Kimberly-Clark Corp.	663,079	89,191
	Kraft Heinz Co.	1,114,663	87,568
	General Motors Co.	2,554,728	80,295
	Reynolds American Inc.	1,573,325	79,154
	Monsanto Co.	809,060	70,987
	General Mills Inc.	1,090,259	69,068
	Johnson Controls Inc.	1,190,884	46,409
	Constellation Brands Inc. Class A	307,018	46,387
*,^ Tesla Motors Inc.		181,961	41,809
	VF Corp.	626,636	40,581
	Archer-Daniels-Midland Co.	1,091,633	39,637
	Estee Lauder Cos. Inc. Class A	407,694	38,450
	Delphi Automotive plc	511,396	38,365
*	Monster Beverage Corp.	281,440	37,538
	Tyson Foods Inc. Class A	539,772	35,981
*	Electronic Arts Inc.	540,138	35,708
	ConAgra Foods Inc.	797,969	35,605
	Kellogg Co.	452,981	34,676
	Activision Blizzard Inc.	1,007,469	34,093
	Dr Pepper Snapple Group Inc.	344,934	30,844
	Molson Coors Brewing Co. Class B	318,462	30,630
	Clorox Co.	238,016	30,004
	Stanley Black & Decker Inc.	280,081	29,467
	Mead Johnson Nutrition Co.	342,551	29,107
*	Under Armour Inc. Class A	333,938	28,328
	JM Smucker Co.	208,896	27,123
	Genuine Parts Co.	263,204	26,152
	Whirlpool Corp.	142,800	25,753
	Hershey Co.	258,261	23,783

	Campbell Soup Co.	370,411	23,628
*	Jarden Corp.	384,585	22,671
	Church & Dwight Co. Inc.	239,465	22,074
*	Mohawk Industries Inc.	115,444	22,038
	Newell Rubbermaid Inc.	490,746	21,735
	McCormick & Co. Inc.	212,129	21,103
	Mattel Inc.	624,717	21,003
	Hormel Foods Corp.	485,491	20,993
	Coach Inc.	510,249	20,456
	Hanesbrands Inc.	719,579	20,393
	DR Horton Inc.	645,680	19,519
	Coca-Cola Enterprises Inc.	375,945	19,075
*	Michael Kors Holdings Ltd.	318,842	18,161
	Harley-Davidson Inc.	349,838	17,957
	Brown-Forman Corp. Class B	171,794	16,917
	Snap-on Inc.	106,793	16,765
	Hasbro Inc.	206,413	16,534
	Goodyear Tire & Rubber Co.	490,358	16,172
*	LKQ Corp.	506,375	16,169
	BorgWarner Inc.	408,666	15,693
	Lennar Corp. Class A	323,803	15,659
	Lear Corp.	137,271	15,260
	PVH Corp.	150,975	14,956
	Bunge Ltd.	259,823	14,724
	Ingredion Inc.	132,075	14,104
*	WhiteWave Foods Co. Class A	323,938	13,165
*	lululemon athletica Inc.	179,381	12,146
*	NVR Inc.	6,777	11,740
	Harman International Industries Inc.	130,837	11,650
	Leggett & Platt Inc.	236,594	11,451
*	Middleby Corp.	105,439	11,258
	Polaris Industries Inc.	113,565	11,184
	PulteGroup Inc.	574,913	10,757
*	WABCO Holdings Inc.	99,712	10,661
	Ralph Lauren Corp. Class A	107,556	10,353
	Leucadia National Corp.	596,846	9,651
	Pinnacle Foods Inc.	213,456	9,537
	Carter's Inc.	90,453	9,532
*	Edgewell Personal Care Co.	113,936	9,175
*	TreeHouse Foods Inc.	103,419	8,972
*	Toll Brothers Inc.	290,084	8,560
	Gentex Corp.	534,150	8,381
	Brunswick Corp.	166,683	7,997
*,^ Herbalife Ltd.		127,398	7,843
*	Post Holdings Inc.	113,675	7,817
*	Hain Celestial Group Inc.	188,552	7,714
*	Skechers U.S.A. Inc. Class A	237,956	7,246
	Pool Corp.	74,023	6,495
	Scotts Miracle-Gro Co. Class A	84,426	6,144
	Flowers Foods Inc.	330,652	6,104
*	Kate Spade & Co.	233,931	5,970
	Visteon Corp.	74,699	5,945
*	Vista Outdoor Inc.	114,109	5,923
*	Tempur Sealy International Inc.	97,166	5,907
*	Take-Two Interactive Software Inc.	147,491	5,556
	Thor Industries Inc.	86,392	5,509
*	Helen of Troy Ltd.	51,997	5,392

*	Tenneco Inc.	100,458	5,175
	CalAtlantic Group Inc.	144,026	4,813
	Spectrum Brands Holdings Inc.	43,460	4,749
	Energizer Holdings Inc.	114,340	4,632
	Tupperware Brands Corp.	78,507	4,552
	Snyder's-Lance Inc.	131,491	4,139
*	Darling Ingredients Inc.	303,225	3,993
	Dana Holding Corp.	280,353	3,950
	B&G Foods Inc.	113,187	3,940
	Lancaster Colony Corp.	35,083	3,879
	Avon Products Inc.	799,816	3,847
*	Steven Madden Ltd.	103,427	3,831
	Nu Skin Enterprises Inc. Class A	100,077	3,828
	Cooper Tire & Rubber Co.	102,661	3,800
*	G-III Apparel Group Ltd.	74,821	3,658
	Vector Group Ltd.	156,460	3,574
	Herman Miller Inc.	109,646	3,387
*	Deckers Outdoor Corp.	55,988	3,354
	Drew Industries Inc.	51,830	3,341
*	Fossil Group Inc.	74,763	3,321
*	Manitowoc Foodservice Inc.	225,054	3,317
*	Dorman Products Inc.	60,741	3,305
	Wolverine World Wide Inc.	178,718	3,292
	HNI Corp.	81,305	3,185
*	Zynga Inc. Class A	1,387,626	3,164
*	TRI Pointe Group Inc.	267,554	3,152
	Sanderson Farms Inc.	34,729	3,132
*	Boston Beer Co. Inc. Class A	16,651	3,082
	Columbia Sportswear Co.	51,207	3,077
*,^ Pilgrim's Pride Corp.		116,831	2,967
	J&J Snack Foods Corp.	27,349	2,961
	Dean Foods Co.	167,982	2,909
*	Tumi Holdings Inc.	104,932	2,814
	La-Z-Boy Inc.	105,239	2,814
*	Gentherm Inc.	66,610	2,770
	Fresh Del Monte Produce Inc.	64,745	2,724
	WD-40 Co.	25,125	2,714
^	Cal-Maine Foods Inc.	51,970	2,698
^	KB Home	188,500	2,692
*	Meritage Homes Corp.	72,012	2,626
*	ACCO Brands Corp.	292,298	2,625
	Universal Corp.	46,179	2,623
^	Coty Inc. Class A	92,910	2,586
	Interface Inc. Class A	139,391	2,584
*	iRobot Corp.	72,305	2,552
	Briggs & Stratton Corp.	106,543	2,548
	Ethan Allen Interiors Inc.	70,728	2,251
	Steelcase Inc. Class A	145,940	2,177
*	TiVo Inc.	228,931	2,177
*	Cavco Industries Inc.	22,928	2,143
	Knoll Inc.	93,946	2,034
*	American Axle & Manufacturing Holdings Inc.	127,227	1,958
	MDC Holdings Inc.	77,940	1,953
	Coca-Cola Bottling Co. Consolidated	12,148	1,941
	Andersons Inc.	60,141	1,889
*	Motorcar Parts of America Inc.	49,144	1,866
*	Select Comfort Corp.	96,095	1,863

	John B Sanfilippo & Son Inc.	26,313	1,818
	Schweitzer-Mauduit International Inc.	57,013	1,795
*	Central Garden & Pet Co. Class A	106,398	1,733
	Nutrisystem Inc.	80,697	1,684
*	Nautilus Inc.	87,152	1,684
*,^ Fitbit Inc. Class A		110,118	1,668
	Oxford Industries Inc.	24,570	1,652
*	Crocs Inc.	170,452	1,640
	Standard Motor Products Inc.	45,859	1,589
	Inter Parfums Inc.	50,740	1,568
*	USANA Health Sciences Inc.	12,767	1,550
*,^ Wayfair Inc.		35,126	1,518
	Movado Group Inc.	54,548	1,502
	Callaway Golf Co.	150,875	1,376
	Calavo Growers Inc.	24,089	1,374
*	Cooper-Standard Holding Inc.	19,093	1,372
	Bassett Furniture Industries Inc.	43,036	1,371
	Medifast Inc.	42,023	1,269
*	Unifi Inc.	55,140	1,263
*	Seaboard Corp.	410	1,231
	Tootsie Roll Industries Inc.	34,816	1,216
	Winnebago Industries Inc.	49,897	1,120
*	Universal Electronics Inc.	17,849	1,106
*	Modine Manufacturing Co.	98,407	1,083
*,^ Blue Buffalo Pet Products Inc.		41,810	1,073
*	Blount International Inc.	103,636	1,034
*,^ GoPro Inc. Class A		86,241	1,031
*	Beazer Homes USA Inc.	113,139	987
*,^ Jamba Inc.		78,590	971
*	Central Garden & Pet Co.	58,888	962
	Lennar Corp. Class B	24,672	955
	Flexsteel Industries Inc.	21,193	926
*	DTS Inc.	42,277	921
	Culp Inc.	33,808	886
	Superior Industries International Inc.	39,758	878
*	Farmer Brothers Co.	31,437	876
*	Federal-Mogul Holdings Corp.	85,433	844
*	Iconix Brand Group Inc.	104,676	843
*	Perry Ellis International Inc.	44,685	823
*	Cherokee Inc.	45,991	818
*	Revlon Inc. Class A	21,604	787
*	Vera Bradley Inc.	36,562	744
*	National Beverage Corp.	16,899	715
*	M/I Homes Inc.	35,860	669
*,^ Elizabeth Arden Inc.		79,688	653
	Hooker Furniture Corp.	19,289	634
	Arctic Cat Inc.	37,179	625
*	Taylor Morrison Home Corp. Class A	42,772	604
*	Omega Protein Corp.	35,618	603
	Kimball International Inc. Class B	53,064	602
*,^ Glu Mobile Inc.		213,571	602
*	Stoneridge Inc.	37,471	546
	Libbey Inc.	27,412	510
	Alico Inc.	18,161	501
*	Eastman Kodak Co.	43,352	470
	Tower International Inc.	16,150	439
*,^ JAKKS Pacific Inc.		57,538	428

Alliance One International Inc.	24,257	426
National Presto Industries Inc.	4,899	410
* Primo Water Corp.	40,617	410
Phibro Animal Health Corp. Class A	14,600	395
* Fuel Systems Solutions Inc.	60,361	334
Weyco Group Inc.	12,387	330
Strattec Security Corp.	5,741	329
Marine Products Corp.	43,390	329
* ZAGG Inc.	33,148	299
* Core Molding Technologies Inc.	22,260	278
* Sequential Brands Group Inc.	39,641	253
MGP Ingredients Inc.	10,002	242
* Lifevantage Corp.	24,901	227
* Lifeway Foods Inc.	20,817	225
* Dixie Group Inc.	49,812	210
Oil-Dri Corp. of America	5,275	178
Lifetime Brands Inc.	11,235	169
* Nutraceutical International Corp.	6,763	165
* Natural Alternatives International Inc.	12,166	165
Escalade Inc.	13,847	163
* Mannatech Inc.	7,199	161
* Shiloh Industries Inc.	28,486	146
* Hovnanian Enterprises Inc. Class A	91,200	142
Limoneira Co.	9,066	138
Orchids Paper Products Co.	4,683	129
* Black Diamond Inc.	27,241	123
LS Starrett Co. Class A	11,175	116
* S&W Seed Co.	27,184	114
Johnson Outdoors Inc. Class A	5,006	111
* Coffee Holding Co. Inc.	27,694	108
* Inventure Foods Inc.	18,959	107
* Delta Apparel Inc.	5,153	99
* Female Health Co.	52,315	98
Nature's Sunshine Products Inc.	10,016	96
* LGI Homes Inc.	3,855	93
* William Lyon Homes Class A	6,000	87
* Craft Brew Alliance Inc.	10,411	86
Rocky Brands Inc.	6,414	82
* Skullcandy Inc.	21,313	76
* Seneca Foods Corp. Class A	1,806	63
* Malibu Boats Inc. Class A	3,100	51
Superior Uniform Group Inc.	2,555	45
* WCI Communities Inc.	2,407	45
* US Auto Parts Network Inc.	16,787	43
* CCA Industries Inc.	12,279	43
* Stanley Furniture Co. Inc.	15,291	40
* LeapFrog Enterprises Inc.	40,613	40
Crown Crafts Inc.	4,278	40
* Summer Infant Inc.	22,600	40
* Amplify Snack Brands Inc.	2,273	33
* Emerson Radio Corp.	37,808	32
* Clean Diesel Technologies Inc.	39,010	28
* Lakeland Industries Inc.	1,900	23
Acme United Corp.	1,375	22
* Freshpet Inc.	3,032	22
* Skyline Corp.	2,012	19
* Vuzix Corp.	3,300	18

*	MCBC Holdings Inc.	1,211	17
*	Century Communities Inc.	789	13
	Compx International Inc.	1,065	11
*	Willamette Valley Vineyards Inc.	1,400	10
*,^ DS Healthcare Group Inc.		11,481	9
	Titan International Inc.	1,144	6
*	Crystal Rock Holdings Inc.	7,780	6
*	Cyanotech Corp.	997	5
	Golden Enterprises Inc.	755	4
			4,241,271
Consumer Services (14.0%)
*	Amazon.com Inc.	692,345	411,004
	Home Depot Inc.	2,330,448	310,952
	Comcast Corp. Class A	4,471,923	273,145
	Walt Disney Co.	2,699,027	268,040
	CVS Health Corp.	2,019,131	209,444
	McDonald's Corp.	1,657,277	208,287
	Wal-Mart Stores Inc.	2,942,664	201,543
	Starbucks Corp.	2,580,996	154,085
	Walgreens Boots Alliance Inc.	1,586,288	133,629
	Lowe's Cos. Inc.	1,681,999	127,411
	Costco Wholesale Corp.	808,018	127,327
*	Priceline Group Inc.	91,208	117,563
	Time Warner Cable Inc.	520,667	106,539
	Time Warner Inc.	1,379,048	100,050
	Target Corp.	1,131,857	93,129
	TJX Cos. Inc.	1,168,629	91,562
*	Netflix Inc.	747,172	76,383
	Twenty-First Century Fox Inc. Class A	2,738,164	76,340
	Delta Air Lines Inc.	1,434,620	69,837
	McKesson Corp.	420,210	66,078
	Kroger Co.	1,701,205	65,071
	Yum! Brands Inc.	713,337	58,387
	Southwest Airlines Co.	1,172,268	52,518
*	eBay Inc.	2,080,624	49,644
	Cardinal Health Inc.	605,094	49,587
*	O'Reilly Automotive Inc.	172,159	47,113
	American Airlines Group Inc.	1,107,908	45,435
*	AutoZone Inc.	55,601	44,297
	Sysco Corp.	933,528	43,624
	Ross Stores Inc.	744,316	43,096
	CBS Corp. Class B	748,867	41,255
	Dollar General Corp.	481,053	41,178
	Carnival Corp.	758,906	40,047
	L Brands Inc.	451,971	39,688
*	United Continental Holdings Inc.	660,429	39,533
	Las Vegas Sands Corp.	731,126	37,785
	Omnicom Group Inc.	442,322	36,814
*	Dollar Tree Inc.	409,798	33,792
	Nielsen Holdings plc	631,580	33,259
	AmerisourceBergen Corp. Class A	358,667	31,043
*,^ Charter Communications Inc. Class A		134,307	27,188
	Royal Caribbean Cruises Ltd.	321,415	26,404
*	Chipotle Mexican Grill Inc. Class A	55,223	26,008
	Starwood Hotels & Resorts Worldwide Inc.	310,121	25,873
	Viacom Inc. Class B	622,858	25,712
	Macy's Inc.	577,558	25,465

	Expedia Inc.	227,950	24,578
	Hilton Worldwide Holdings Inc.	997,805	22,471
	Tractor Supply Co.	245,293	22,189
^	Marriott International Inc. Class A	304,772	21,694
*	Ulta Salon Cosmetics & Fragrance Inc.	111,266	21,557
*	Liberty Interactive Corp. QVC Group Class A	816,117	20,607
	Advance Auto Parts Inc.	127,909	20,509
	Whole Foods Market Inc.	622,284	19,359
	Alaska Air Group Inc.	230,330	18,892
*	CarMax Inc.	369,517	18,882
*	DISH Network Corp. Class A	394,251	18,238
	Signet Jewelers Ltd.	146,137	18,125
*	MGM Resorts International	828,184	17,756
	Best Buy Co. Inc.	534,026	17,324
	Interpublic Group of Cos. Inc.	740,970	17,005
	Kohl's Corp.	354,647	16,530
	Foot Locker Inc.	254,079	16,388
*	Norwegian Cruise Line Holdings Ltd.	293,039	16,202
	Wyndham Worldwide Corp.	211,707	16,181
*	Rite Aid Corp.	1,922,478	15,668
*	IHS Inc. Class A	124,698	15,483
*	Sirius XM Holdings Inc.	3,801,816	15,017
	Tiffany & Co.	200,292	14,697
*	Bed Bath & Beyond Inc.	289,946	14,393
	Darden Restaurants Inc.	212,155	14,066
	Aramark	421,202	13,950
^	Wynn Resorts Ltd.	149,298	13,949
*	TripAdvisor Inc.	206,876	13,757
*	Liberty Media Corp.	345,542	13,162
	Staples Inc.	1,183,040	13,049
	Cablevision Systems Corp. Class A	388,415	12,818
^	Nordstrom Inc.	222,435	12,726
*	JetBlue Airways Corp.	588,502	12,429
	Domino's Pizza Inc.	91,298	12,039
	Gap Inc.	409,217	12,031
*	Discovery Communications Inc.	440,515	11,894
	H&R Block Inc.	448,641	11,853
	News Corp. Class A	914,042	11,672
	Sabre Corp.	379,927	10,987
	FactSet Research Systems Inc.	71,788	10,878
	Scripps Networks Interactive Inc. Class A	147,400	9,655
	KAR Auction Services Inc.	251,722	9,601
	TEGNA Inc.	405,660	9,517
*	ServiceMaster Global Holdings Inc.	248,207	9,352
*	Sally Beauty Holdings Inc.	278,025	9,002
	Vail Resorts Inc.	66,918	8,947
*	Panera Bread Co. Class A	43,390	8,888
	Service Corp. International	340,498	8,403
	Williams-Sonoma Inc.	149,359	8,176
	Casey's General Stores Inc.	71,471	8,099
*	VCA Inc.	140,302	8,094
*,^ Copart Inc.		197,923	8,069
	Dunkin' Brands Group Inc.	169,612	8,001
*	Discovery Communications Inc. Class A	275,949	7,900
*	Burlington Stores Inc.	139,033	7,819
*	Sprouts Farmers Market Inc.	267,230	7,760
	Six Flags Entertainment Corp.	138,860	7,705

	Dick's Sporting Goods Inc.	164,729	7,701
*	Hertz Global Holdings Inc.	692,573	7,293
*	AMC Networks Inc. Class A	111,511	7,242
*	Office Depot Inc.	1,003,533	7,125
	Cinemark Holdings Inc.	191,360	6,856
	Dun & Bradstreet Corp.	66,135	6,817
^	Cracker Barrel Old Country Store Inc.	43,841	6,693
*	AutoNation Inc.	141,758	6,617
*	Liberty Media Corp. Class A	168,459	6,508
*	Spirit Airlines Inc.	131,200	6,295
*	Madison Square Garden Co. Class A	37,526	6,243
	GameStop Corp. Class A	193,439	6,138
*	JC Penney Co. Inc.	532,377	5,888
*	Live Nation Entertainment Inc.	259,034	5,779
	Tribune Media Co. Class A	146,663	5,625
*	Urban Outfitters Inc.	167,243	5,534
	American Eagle Outfitters Inc.	321,997	5,368
*	Buffalo Wild Wings Inc.	34,713	5,142
	CST Brands Inc.	131,861	5,049
*	Avis Budget Group Inc.	184,255	5,041
	Texas Roadhouse Inc. Class A	115,631	5,039
*	Bright Horizons Family Solutions Inc.	77,732	5,035
	Brinker International Inc.	109,074	5,012
*	Murphy USA Inc.	81,381	5,001
*	Houghton Mifflin Harcourt Co.	246,048	4,906
	Rollins Inc.	180,168	4,886
	GNC Holdings Inc. Class A	151,270	4,803
*	Michaels Cos. Inc.	170,821	4,778
^	Lions Gate Entertainment Corp.	206,262	4,507
*	Beacon Roofing Supply Inc.	108,202	4,437
	John Wiley & Sons Inc. Class A	89,832	4,392
	Allegiant Travel Co. Class A	24,658	4,391
*	Hawaiian Holdings Inc.	92,812	4,380
	Wendy's Co.	399,000	4,345
*	Cabela's Inc.	88,889	4,328
	Cheesecake Factory Inc.	81,256	4,314
*	Starz	160,062	4,214
	Jack in the Box Inc.	65,596	4,190
	Big Lots Inc.	90,656	4,106
*	WebMD Health Corp.	65,473	4,101
	Graham Holdings Co. Class B	8,480	4,070
	Monro Muffler Brake Inc.	55,828	3,990
	Chemed Corp.	29,339	3,974
	Dolby Laboratories Inc. Class A	90,586	3,937
*	Five Below Inc.	95,211	3,936
	Abercrombie & Fitch Co.	123,449	3,894
	Sinclair Broadcast Group Inc. Class A	126,079	3,877
	AMERCO	10,793	3,856
	Churchill Downs Inc.	25,716	3,803
	Cable One Inc.	8,601	3,760
*	Pinnacle Entertainment Inc.	105,702	3,710
	Bloomin' Brands Inc.	219,749	3,707
	DSW Inc. Class A	133,904	3,701
*	Grand Canyon Education Inc.	86,561	3,700
*,^ GrubHub Inc.		146,071	3,671
	Lithia Motors Inc. Class A	41,168	3,595
*	Ascena Retail Group Inc.	321,017	3,550

*	Pandora Media Inc.	396,451	3,548
	Twenty-First Century Fox Inc.	125,301	3,533
*	United Natural Foods Inc.	87,490	3,526
	Aaron's Inc.	132,787	3,333
	Children's Place Inc.	39,397	3,288
	Meredith Corp.	69,177	3,286
	Core-Mark Holding Co. Inc.	40,061	3,267
	Morningstar Inc.	36,609	3,231
	Chico's FAS Inc.	243,408	3,230
	Dillard's Inc. Class A	38,011	3,228
*	DreamWorks Animation SKG Inc. Class A	128,575	3,208
	Gannett Co. Inc.	211,150	3,197
*	Express Inc.	145,864	3,123
*,^ Groupon Inc. Class A		780,976	3,116
*	Boyd Gaming Corp.	150,531	3,110
	Hillenbrand Inc.	103,800	3,109
^	Regal Entertainment Group Class A	145,187	3,069
	Choice Hotels International Inc.	56,776	3,069
	PriceSmart Inc.	36,054	3,049
	Sonic Corp.	86,616	3,045
	HSN Inc.	57,860	3,027
*	Genesco Inc.	41,140	2,972
	Extended Stay America Inc.	182,262	2,971
	Matthews International Corp. Class A	57,540	2,962
	Sotheby's	110,421	2,952
	New York Times Co. Class A	236,627	2,948
*	Restoration Hardware Holdings Inc.	70,160	2,940
*	Acxiom Corp.	136,022	2,916
	Papa John's International Inc.	53,778	2,914
*	Stamps.com Inc.	27,354	2,907
	DineEquity Inc.	30,818	2,879
*,^ SolarCity Corp.		116,644	2,867
*	Hyatt Hotels Corp. Class A	57,246	2,833
	Penske Automotive Group Inc.	74,611	2,828
*	SUPERVALU Inc.	488,836	2,816
	Caleres Inc.	98,895	2,798
	Time Inc.	180,399	2,785
*	Liberty TripAdvisor Holdings Inc. Class A	125,540	2,782
*	Shutterfly Inc.	57,583	2,670
*	Media General Inc.	163,698	2,670
	SeaWorld Entertainment Inc.	126,659	2,667
*	Asbury Automotive Group Inc.	42,827	2,563
	Marriott Vacations Worldwide Corp.	36,857	2,488
*,^ Diplomat Pharmacy Inc.		89,098	2,441
*	Popeyes Louisiana Kitchen Inc.	46,488	2,420
*	Yelp Inc. Class A	119,959	2,385
	Bob Evans Farms Inc.	51,001	2,381
	Nexstar Broadcasting Group Inc. Class A	53,680	2,376
*	Fresh Market Inc.	83,081	2,370
*	comScore Inc.	77,363	2,324
	Scholastic Corp.	60,597	2,265
	Cato Corp. Class A	58,321	2,248
	Group 1 Automotive Inc.	38,244	2,245
*	Denny's Corp.	216,605	2,244
	SpartanNash Co.	73,057	2,214
*	Carmike Cinemas Inc.	68,812	2,067
*	La Quinta Holdings Inc.	164,793	2,060

	Guess? Inc.	108,925	2,045
*	Belmond Ltd. Class A	208,194	1,976
*	Krispy Kreme Doughnuts Inc.	126,685	1,975
*	BJ's Restaurants Inc.	47,112	1,958
*	MSG Networks Inc.	112,009	1,937
	SkyWest Inc.	95,125	1,902
*	Francesca's Holdings Corp.	99,009	1,897
*	Gray Television Inc.	161,359	1,891
	AMC Entertainment Holdings Inc.	65,891	1,844
	Finish Line Inc. Class A	85,844	1,811
*	Penn National Gaming Inc.	108,184	1,806
^	Buckle Inc.	52,887	1,791
	DeVry Education Group Inc.	103,084	1,780
	International Speedway Corp. Class A	48,034	1,773
*	Hibbett Sports Inc.	47,487	1,705
	Capella Education Co.	32,115	1,691
*	Dave & Buster's Entertainment Inc.	41,700	1,617
	National CineMedia Inc.	105,633	1,607
*	Vitamin Shoppe Inc.	51,702	1,601
	Tailored Brands Inc.	87,492	1,566
*	Caesars Acquisition Co. Class A	251,308	1,538
	Ingles Markets Inc. Class A	40,895	1,534
	Rent-A-Center Inc.	95,350	1,511
*	Red Robin Gourmet Burgers Inc.	23,203	1,496
*	Regis Corp.	95,013	1,443
	PetMed Express Inc.	80,475	1,441
*	Chuy's Holdings Inc.	45,788	1,423
*	Diamond Resorts International Inc.	57,729	1,403
*	Tuesday Morning Corp.	165,771	1,356
*	Angie's List Inc.	161,909	1,307
	MDC Partners Inc. Class A	55,152	1,302
	Carriage Services Inc. Class A	59,116	1,278
	EW Scripps Co. Class A	78,856	1,229
	Pier 1 Imports Inc.	172,761	1,211
*,^ Sears Holdings Corp.		78,224	1,198
*	Strayer Education Inc.	24,384	1,189
	Fred's Inc. Class A	78,177	1,166
*	Rush Enterprises Inc. Class A	63,111	1,151
*	Fiesta Restaurant Group Inc.	34,305	1,125
*	XO Group Inc.	69,131	1,110
*,^ Clean Energy Fuels Corp.		378,655	1,109
^	Interval Leisure Group Inc.	73,647	1,063
	Blue Nile Inc.	40,808	1,049
	Barnes & Noble Inc.	84,825	1,048
	ClubCorp Holdings Inc.	74,408	1,045
*,^ Scientific Games Corp. Class A		110,312	1,040
*	Isle of Capri Casinos Inc.	73,409	1,028
*,^ Mattress Firm Holding Corp.		24,238	1,027
*	American Public Education Inc.	48,328	997
*	Biglari Holdings Inc.	2,667	991
*,^ Weight Watchers International Inc.		66,649	968
*	Autobytel Inc.	55,128	957
	Weis Markets Inc.	20,019	902
*	1-800-Flowers.com Inc. Class A	112,858	889
*	FTD Cos. Inc.	33,781	887
	Haverty Furniture Cos. Inc.	39,871	844
	CSS Industries Inc.	30,184	843

*	Build-A-Bear Workshop Inc.	64,103	833
	New Media Investment Group Inc.	49,917	831
*	Bankrate Inc.	85,885	788
*,^ Lands' End Inc.		30,630	781
	Sonic Automotive Inc. Class A	41,616	769
*	Entercom Communications Corp. Class A	71,438	756
*,^ Quotient Technology Inc.		71,098	754
	Entravision Communications Corp. Class A	100,757	750
	Ruth's Hospitality Group Inc.	40,099	738
*	MarineMax Inc.	37,356	727
	Clear Channel Outdoor Holdings Inc. Class A	148,271	697
*	Ruby Tuesday Inc.	122,912	661
*	Party City Holdco Inc.	43,791	659
	Citi Trends Inc.	35,892	640
	World Wrestling Entertainment Inc. Class A	36,041	636
*	Overstock.com Inc.	43,969	632
*	America's Car-Mart Inc.	25,168	629
*	Lumber Liquidators Holdings Inc.	47,938	629
*	Carrols Restaurant Group Inc.	43,411	627
*	Apollo Education Group Inc.	76,175	626
	Marcus Corp.	32,726	620
	Big 5 Sporting Goods Corp.	54,827	609
	Kirkland's Inc.	33,879	593
*,^ Conn's Inc.		47,531	592
*	Chefs' Warehouse Inc.	27,680	562
*	Performance Food Group Co.	23,818	556
*	Century Casinos Inc.	87,616	540
*	Zoe's Kitchen Inc.	13,634	532
*	Barnes & Noble Education Inc.	53,292	522
	Shoe Carnival Inc.	18,658	503
*	Ollie's Bargain Outlet Holdings Inc.	21,065	494
	Marchex Inc. Class B	110,495	492
*	Titan Machinery Inc.	42,180	488
*	Providence Service Corp.	9,530	487
*	Del Frisco's Restaurant Group Inc.	28,679	476
*	Zumiez Inc.	23,621	471
	A H Belo Corp. Class A	96,630	465
*	Destination XL Group Inc.	88,423	457
*	Caesars Entertainment Corp.	66,883	455
*	Natural Grocers by Vitamin Cottage Inc.	21,003	447
*	Ascent Capital Group Inc. Class A	29,607	438
	Speedway Motorsports Inc.	22,088	438
*	Etsy Inc.	47,870	416
*	Bridgepoint Education Inc.	41,209	415
*	Virgin America Inc.	10,200	393
	Collectors Universe Inc.	23,593	392
*	K12 Inc.	38,674	382
*	Monarch Casino & Resort Inc.	19,267	375
*	Liquidity Services Inc.	70,010	363
*	Tile Shop Holdings Inc.	24,203	361
*	J Alexander's Holdings Inc.	32,109	339
*	Demand Media Inc.	67,540	338
*	Bravo Brio Restaurant Group Inc.	41,392	321
^	Bon-Ton Stores Inc.	139,487	317
*	Christopher & Banks Corp.	131,321	314
	Stage Stores Inc.	36,773	296
*	RetailMeNot Inc.	36,600	293

*	Global Eagle Entertainment Inc.	33,849	288
*	SP Plus Corp.	11,985	288
*	Smart & Final Stores Inc.	17,675	286
	Journal Media Group Inc.	23,128	277
*	Daily Journal Corp.	1,360	266
*	Sizmek Inc.	88,164	256
*	Reading International Inc. Class A	20,671	248
*	Cambium Learning Group Inc.	57,983	248
	Harte-Hanks Inc.	95,721	242
*	Gaiam Inc. Class A	35,786	229
	TheStreet Inc.	181,048	225
*	Rubicon Project Inc.	12,269	224
*	Lee Enterprises Inc.	124,235	224
	Stein Mart Inc.	29,959	220
*,^ Shake Shack Inc. Class A		5,713	213
*,^ Rave Restaurant Group Inc.		39,164	208
*	Career Education Corp.	45,582	207
*	Noodles & Co. Class A	17,000	202
*	Town Sports International Holdings Inc.	65,935	189
*	RealNetworks Inc.	45,580	185
*	Eldorado Resorts Inc.	15,423	176
*,^ Cosi Inc.		205,033	174
*	Luby's Inc.	35,510	172
*	Cumulus Media Inc. Class A	358,254	166
*,^ Famous Dave's of America Inc.		25,956	158
*	Care.com Inc.	22,685	140
*	Avid Technology Inc.	20,459	138
*	New York & Co. Inc.	34,183	135
	Saga Communications Inc. Class A	3,223	129
	Destination Maternity Corp.	17,667	121
*,^ hhgregg Inc.		57,211	121
*	McClatchy Co. Class A	114,847	121
*	Spark Networks Inc.	53,035	118
*	West Marine Inc.	11,266	102
	Tribune Publishing Co.	12,900	100
*	TubeMogul Inc.	7,202	93
*	QuinStreet Inc.	27,046	93
*	EVINE Live Inc.	78,989	92
*	Potbelly Corp.	6,657	91
*	Planet Fitness Inc. Class A	5,438	88
*	Red Lion Hotels Corp.	9,601	81
*	TrueCar Inc.	14,400	80
	Liberty Tax Inc.	4,055	79
	Ark Restaurants Corp.	3,854	79
*	Del Taco Restaurants Inc.	7,200	74
	Village Super Market Inc. Class A	3,022	73
	CBS Corp. Class A	1,214	71
*	bebe stores inc	124,638	69
*	Diversified Restaurant Holdings Inc.	34,766	67
*	Boot Barn Holdings Inc.	6,517	61
	RCI Hospitality Holdings Inc.	6,664	59
	Salem Media Group Inc. Class A	10,229	59
*	Dover Downs Gaming & Entertainment Inc.	52,774	56
*	Morgans Hotel Group Co.	39,926	55
*	Everyday Health Inc.	9,648	54
	News Corp. Class B	3,627	48
*	El Pollo Loco Holdings Inc.	3,512	47

*,^ ReachLocal Inc.		25,510	46
*	Fogo De Chao Inc.	2,919	46
*,^ YOU On Demand Holdings Inc.		23,900	43
*	Radio One Inc.	25,730	37
*	Papa Murphy's Holdings Inc.	3,000	36
	Natural Health Trends Corp.	1,000	33
*	Digital Turbine Inc.	24,819	30
*,^ Gordmans Stores Inc.		12,763	29
*	Wingstop Inc.	1,211	27
*	Container Store Group Inc.	4,572	27
*	ITT Educational Services Inc.	6,768	21
*	Bojangles' Inc.	1,200	20
*	Insignia Systems Inc.	7,050	20
*	Golden Entertainment Inc.	1,523	17
	Educational Development Corp.	1,122	16
	National American University Holdings Inc.	5,908	8
*	MaxPoint Interactive Inc.	4,538	8
*	Interpace Diagnostics Group Inc.	26,023	7
	Flanigan's Enterprises Inc.	329	6
*	Gaming Partners International Corp.	609	6
*	Emmis Communications Corp. Class A	8,800	5
*	Tilly's Inc. Class A	603	4
	Beasley Broadcast Group Inc. Class A	835	3
*	Radio One Inc. Class A	1,680	2
*	PCM Inc.	63	1
*	Aeropostale Inc.	836	—
*	Profire Energy Inc.	171	—
*	Fairway Group Holdings Corp.	300	—
*	SPAR Group Inc.	29	—
*	Universal Travel Group	118	—
			5,599,616
Financials (18.5%)
*	Berkshire Hathaway Inc. Class B	3,428,880	486,490
	Wells Fargo & Co.	8,398,105	406,132
	JPMorgan Chase & Co.	6,746,149	399,507
	Visa Inc. Class A	3,527,491	269,783
	Bank of America Corp.	18,978,893	256,595
	Citigroup Inc.	5,201,753	217,173
	MasterCard Inc. Class A	1,802,266	170,314
	US Bancorp	3,038,847	123,347
	Simon Property Group Inc.	568,715	118,116
	Goldman Sachs Group Inc.	700,217	109,920
	American International Group Inc.	2,007,190	108,489
	Chubb Ltd.	804,892	95,903
	American Express Co.	1,505,443	92,434
	American Tower Corporation	778,163	79,661
	PNC Financial Services Group Inc.	932,975	78,902
	Public Storage	270,398	74,584
	MetLife Inc.	1,622,196	71,279
	Bank of New York Mellon Corp.	1,907,506	70,253
	Morgan Stanley	2,698,671	67,494
	Capital One Financial Corp.	970,459	67,263
	BlackRock Inc.	195,832	66,695
	Travelers Cos. Inc.	541,993	63,256
	Charles Schwab Corp.	2,183,397	61,179
	Prudential Financial Inc.	830,440	59,974
	Marsh & McLennan Cos. Inc.	957,640	58,215

CME Group Inc./IL	590,401	56,708
Crown Castle International Corp.	613,230	53,044
Aon plc	499,605	52,184
Intercontinental Exchange Inc.	218,418	51,359
Equity Residential	670,861	50,335
McGraw Hill Financial Inc.	492,965	48,794
AvalonBay Communities Inc.	251,503	47,836
BB&T Corp.	1,433,277	47,685
Allstate Corp.	695,005	46,822
Welltower Inc.	652,477	45,243
Weyerhaeuser Co.	1,450,224	44,928
Aflac Inc.	705,655	44,555
* Synchrony Financial	1,531,870	43,903
Prologis Inc.	962,793	42,536
State Street Corp.	699,888	40,957
Ventas Inc.	617,444	38,874
Discover Financial Services	761,027	38,752
Equinix Inc.	113,849	37,651
Boston Properties Inc.	282,170	35,858
Progressive Corp.	1,020,256	35,852
Hartford Financial Services Group Inc.	752,589	34,679
SunTrust Banks Inc.	930,416	33,569
T. Rowe Price Group Inc.	435,517	31,993
Moody's Corp.	306,887	29,633
Vornado Realty Trust	311,842	29,447
M&T Bank Corp.	262,821	29,173
General Growth Properties Inc.	972,770	28,920
Realty Income Corp.	460,536	28,788
Willis Towers Watson plc	241,143	28,614
Essex Property Trust Inc.	121,315	28,371
HCP Inc.	855,255	27,864
Ameriprise Financial Inc.	294,946	27,728
Northern Trust Corp.	403,570	26,301
Franklin Resources Inc.	658,974	25,733
Equifax Inc.	218,085	24,925
Fifth Third Bancorp	1,459,360	24,357
Invesco Ltd.	773,886	23,812
Digital Realty Trust Inc.	268,864	23,792
Host Hotels & Resorts Inc.	1,382,750	23,092
Macerich Co.	274,217	21,729
* Markel Corp.	24,356	21,715
Principal Financial Group Inc.	536,107	21,149
Kimco Realty Corp.	721,428	20,763
Citizens Financial Group Inc.	969,387	20,309
Federal Realty Investment Trust	129,969	20,282
Loews Corp.	529,643	20,264
Extra Space Storage Inc.	215,549	20,145
XL Group plc Class A	547,069	20,132
Cincinnati Financial Corp.	286,035	18,695
Regions Financial Corp.	2,380,535	18,687
UDR Inc.	481,615	18,557
First Republic Bank	268,590	17,899
Annaly Capital Management Inc.	1,741,304	17,866
Western Union Co.	921,384	17,774
SL Green Realty Corp.	183,353	17,763
Lincoln National Corp.	451,257	17,689
KeyCorp	1,535,128	16,948

FNF Group	484,427	16,422
* Affiliated Managers Group Inc.	99,241	16,117
Everest Re Group Ltd.	79,194	15,635
* Arch Capital Group Ltd.	214,047	15,219
* CBRE Group Inc. Class A	521,841	15,039
* Ally Financial Inc.	798,715	14,952
VEREIT Inc.	1,662,294	14,745
Arthur J Gallagher & Co.	325,272	14,468
Duke Realty Corp.	635,541	14,325
Mid-America Apartment Communities Inc.	138,572	14,163
Nasdaq Inc.	211,410	14,033
Huntington Bancshares Inc.	1,461,364	13,941
TD Ameritrade Holding Corp.	441,687	13,926
Unum Group	445,267	13,768
New York Community Bancorp Inc.	846,374	13,457
Camden Property Trust	159,802	13,438
* Alleghany Corp.	27,057	13,426
Regency Centers Corp.	178,882	13,389
* E*TRADE Financial Corp.	534,231	13,083
* Berkshire Hathaway Inc. Class A	61	13,020
MSCI Inc. Class A	169,883	12,585
* Signature Bank	92,409	12,579
Comerica Inc.	324,851	12,302
Alexandria Real Estate Equities Inc.	134,507	12,225
Omega Healthcare Investors Inc.	343,834	12,137
Apartment Investment & Management Co.	287,534	12,025
National Retail Properties Inc.	258,544	11,945
Iron Mountain Inc.	349,354	11,847
American Capital Agency Corp.	633,817	11,808
Voya Financial Inc.	393,810	11,724
SEI Investments Co.	271,215	11,676
Torchmark Corp.	215,392	11,666
Reinsurance Group of America Inc. Class A	120,807	11,628
CIT Group Inc.	369,417	11,463
Raymond James Financial Inc.	235,735	11,223
American Campus Communities Inc.	235,231	11,077
WP Carey Inc.	172,021	10,707
Kilroy Realty Corp.	169,667	10,497
CubeSmart	306,935	10,221
Equity LifeStyle Properties Inc.	139,967	10,180
DDR Corp.	570,473	10,149
CBOE Holdings Inc.	150,277	9,818
* Realogy Holdings Corp.	269,385	9,727
Jones Lang LaSalle Inc.	82,504	9,679
* Liberty Ventures Class A	246,736	9,652
* SVB Financial Group	94,231	9,616
RenaissanceRe Holdings Ltd.	80,184	9,608
WR Berkley Corp.	169,343	9,517
Forest City Realty Trust Inc. Class A	441,316	9,307
Assurant Inc.	120,584	9,303
Axis Capital Holdings Ltd.	167,612	9,296
Lamar Advertising Co. Class A	150,974	9,285
Lazard Ltd. Class A	237,369	9,210
Brixmor Property Group Inc.	355,345	9,104
Zions Bancorporation	375,523	9,091
People's United Financial Inc.	567,995	9,048
Liberty Property Trust	270,301	9,044

American Financial Group Inc.	127,798	8,993
Spirit Realty Capital Inc.	767,814	8,638
East West Bancorp Inc.	263,593	8,562
Sovran Self Storage Inc.	72,379	8,537
Highwoods Properties Inc.	176,635	8,445
MarketAxess Holdings Inc.	64,935	8,106
Navient Corp.	663,331	7,940
Old Republic International Corp.	431,326	7,885
Starwood Property Trust Inc.	412,883	7,816
Senior Housing Properties Trust	434,919	7,781
PacWest Bancorp	209,130	7,769
Douglas Emmett Inc.	257,365	7,749
EPR Properties	116,098	7,734
Weingarten Realty Investors	204,065	7,657
First American Financial Corp.	200,523	7,642
Endurance Specialty Holdings Ltd.	115,941	7,576
Taubman Centers Inc.	104,797	7,465
Brown & Brown Inc.	206,609	7,397
Hospitality Properties Trust	277,581	7,373
Sun Communities Inc.	102,253	7,322
* Liberty Broadband Corp.	123,541	7,159
Hanover Insurance Group Inc.	79,309	7,155
Healthcare Trust of America Inc. Class A	239,911	7,058
Investors Bancorp Inc.	600,374	6,988
* Howard Hughes Corp.	65,393	6,924
Retail Properties of America Inc.	434,588	6,888
Corrections Corp. of America	214,812	6,885
Legg Mason Inc.	197,628	6,854
Commerce Bancshares Inc.	151,841	6,825
Eaton Vance Corp.	202,444	6,786
Validus Holdings Ltd.	142,647	6,732
STORE Capital Corp.	258,983	6,702
Synovus Financial Corp.	227,370	6,573
Assured Guaranty Ltd.	259,272	6,560
* Equity Commonwealth	231,494	6,533
Gramercy Property Trust	770,537	6,511
Umpqua Holdings Corp.	403,364	6,397
FirstMerit Corp.	303,785	6,395
Tanger Factory Outlet Centers Inc.	175,307	6,379
DCT Industrial Trust Inc.	161,586	6,378
American Homes 4 Rent Class A	400,882	6,374
First Niagara Financial Group Inc.	649,781	6,290
White Mountains Insurance Group Ltd.	7,803	6,263
Bank of the Ozarks Inc.	148,934	6,251
Gaming and Leisure Properties Inc.	202,147	6,250
BankUnited Inc.	179,951	6,198
CNO Financial Group Inc.	340,042	6,094
Webster Financial Corp.	167,661	6,019
^ Apple Hospitality REIT Inc.	303,654	6,015
Post Properties Inc.	99,306	5,933
CyrusOne Inc.	129,178	5,897
Healthcare Realty Trust Inc.	187,861	5,803
First Horizon National Corp.	436,857	5,723
* Western Alliance Bancorp	171,122	5,712
Cullen/Frost Bankers Inc.	102,983	5,675
Prosperity Bancshares Inc.	121,938	5,657
Medical Properties Trust Inc.	435,353	5,651

	Rayonier Inc.	226,691	5,595
	Sunstone Hotel Investors Inc.	396,272	5,548
	Allied World Assurance Co. Holdings AG	158,121	5,525
	DuPont Fabros Technology Inc.	134,332	5,444
	Popular Inc.	189,581	5,424
	Piedmont Office Realty Trust Inc. Class A	266,629	5,415
	Bank of Hawaii Corp.	79,309	5,415
	Outfront Media Inc.	251,731	5,312
	Aspen Insurance Holdings Ltd.	111,306	5,309
	PrivateBancorp Inc.	137,473	5,306
	Two Harbors Investment Corp.	665,903	5,287
	LaSalle Hotel Properties	206,827	5,235
*,^ Zillow Group Inc.		217,512	5,162
	RLI Corp.	75,528	5,050
	RLJ Lodging Trust	219,120	5,013
	Columbia Property Trust Inc.	227,594	5,005
*	SLM Corp.	779,548	4,958
	Paramount Group Inc.	310,517	4,953
	Federated Investors Inc. Class B	171,429	4,946
	Associated Banc-Corp	275,093	4,935
	ProAssurance Corp.	97,346	4,926
	New Residential Investment Corp.	422,172	4,910
	Communications Sales & Leasing Inc.	220,521	4,907
	First Industrial Realty Trust Inc.	214,833	4,885
	Equity One Inc.	167,674	4,806
*	MGIC Investment Corp.	622,079	4,771
	GEO Group Inc.	136,559	4,735
	FNB Corp./PA	362,865	4,721
	Radian Group Inc.	379,974	4,712
	Education Realty Trust Inc.	113,105	4,705
	Urban Edge Properties	181,656	4,694
	Chimera Investment Corp.	344,674	4,684
*	LendingClub Corp.	559,265	4,642
	MFA Financial Inc.	677,420	4,640
	Corporate Office Properties Trust	173,403	4,550
	Acadia Realty Trust	129,493	4,549
	NorthStar Realty Finance Corp.	346,534	4,547
	Brandywine Realty Trust	321,323	4,508
	Home BancShares Inc.	109,217	4,472
	National Health Investors Inc.	67,052	4,460
	United Bankshares Inc.	121,020	4,441
	Interactive Brokers Group Inc.	110,983	4,364
	Blackstone Mortgage Trust Inc. Class A	162,373	4,361
	Erie Indemnity Co. Class A	46,584	4,332
	Fulton Financial Corp.	318,954	4,268
	Kite Realty Group Trust	152,392	4,223
	AmTrust Financial Services Inc.	160,987	4,166
	MB Financial Inc.	128,308	4,164
	Care Capital Properties Inc.	153,735	4,126
	Ryman Hospitality Properties Inc.	80,129	4,125
	Valley National Bancorp	430,089	4,103
	Cousins Properties Inc.	394,021	4,090
	Hudson Pacific Properties Inc.	138,674	4,010
	Cathay General Bancorp	141,141	3,999
	Janus Capital Group Inc.	271,568	3,973
	UMB Financial Corp.	76,945	3,973
	Primerica Inc.	88,557	3,943

Wintrust Financial Corp.	88,668	3,932
Washington Federal Inc.	172,250	3,901
QTS Realty Trust Inc. Class A	81,682	3,870
IBERIABANK Corp.	75,464	3,869
Empire State Realty Trust Inc.	219,070	3,840
Pebblebrook Hotel Trust	132,063	3,839
NorthStar Asset Management Group Inc.	337,104	3,826
DiamondRock Hospitality Co.	368,882	3,733
CBL & Associates Properties Inc.	312,978	3,724
CoreSite Realty Corp.	53,074	3,716
Physicians Realty Trust	199,597	3,709
Kennedy-Wilson Holdings Inc.	167,988	3,679
Retail Opportunity Investments Corp.	182,786	3,678
LPL Financial Holdings Inc.	147,621	3,661
Washington REIT	125,038	3,652
Selective Insurance Group Inc.	99,726	3,651
Sterling Bancorp	226,306	3,605
* Stifel Financial Corp.	120,984	3,581
First Citizens BancShares Inc. Class A	14,124	3,546
Pinnacle Financial Partners Inc.	71,378	3,502
PS Business Parks Inc.	34,675	3,485
Mack-Cali Realty Corp.	147,859	3,475
TCF Financial Corp.	280,493	3,439
* Blackhawk Network Holdings Inc.	100,240	3,438
EastGroup Properties Inc.	56,689	3,422
^ First Financial Bankshares Inc.	115,311	3,411
Waddell & Reed Financial Inc. Class A	144,848	3,410
* Enstar Group Ltd.	20,760	3,375
Evercore Partners Inc. Class A	65,053	3,367
Glacier Bancorp Inc.	132,426	3,366
BancorpSouth Inc.	155,420	3,312
Astoria Financial Corp.	208,621	3,305
First Midwest Bancorp Inc.	181,666	3,274
Colony Capital Inc. Class A	194,855	3,268
Hancock Holding Co.	142,188	3,265
* Texas Capital Bancshares Inc.	84,140	3,229
WP Glimcher Inc.	340,109	3,228
Xenia Hotels & Resorts Inc.	204,756	3,198
Columbia Banking System Inc.	106,244	3,179
Alexander & Baldwin Inc.	85,044	3,119
LTC Properties Inc.	68,205	3,086
CYS Investments Inc.	377,066	3,069
CVB Financial Corp.	175,329	3,059
* HRG Group Inc.	219,084	3,052
BGC Partners Inc. Class A	336,818	3,048
Monogram Residential Trust Inc.	304,796	3,005
New York REIT Inc.	297,044	3,000
Capitol Federal Financial Inc.	225,917	2,996
Lexington Realty Trust	344,972	2,967
Chemical Financial Corp.	82,328	2,938
Financial Engines Inc.	93,484	2,938
Chesapeake Lodging Trust	109,684	2,902
Community Bank System Inc.	75,636	2,890
Park National Corp.	32,041	2,884
Northwest Bancshares Inc.	212,412	2,870
American Assets Trust Inc.	70,861	2,829
BBCN Bancorp Inc.	184,919	2,809

	Argo Group International Holdings Ltd.	48,766	2,799
	Mercury General Corp.	50,271	2,790
^	BOK Financial Corp.	50,668	2,767
	Independent Bank Corp.	60,168	2,765
	EverBank Financial Corp.	182,615	2,756
*,^ Credit Acceptance Corp.		15,124	2,746
	National Penn Bancshares Inc.	258,054	2,746
	International Bancshares Corp.	111,250	2,743
^	Westamerica Bancorporation	56,271	2,741
*	MBIA Inc.	309,068	2,735
	Great Western Bancorp Inc.	100,211	2,733
*	Hilltop Holdings Inc.	144,244	2,723
	First Financial Bancorp	149,454	2,717
	Trustmark Corp.	117,953	2,716
	Provident Financial Services Inc.	134,539	2,716
	Renasant Corp.	82,257	2,707
	South State Corp.	42,087	2,703
	Invesco Mortgage Capital Inc.	221,618	2,699
*	OneMain Holdings Inc. Class A	97,682	2,679
	Kemper Corp.	90,134	2,665
	First Cash Financial Services Inc.	57,420	2,645
*	Eagle Bancorp Inc.	54,851	2,633
*	Liberty Broadband Corp. Class A	44,951	2,614
	Ramco-Gershenson Properties Trust	144,179	2,600
	NBT Bancorp Inc.	95,845	2,583
	Global Net Lease Inc.	301,708	2,583
*	PRA Group Inc.	87,565	2,574
*	Essent Group Ltd.	122,359	2,545
	Old National Bancorp	208,040	2,536
	First Merchants Corp.	107,503	2,534
	TFS Financial Corp.	145,778	2,532
	AMERISAFE Inc.	47,916	2,518
	Pennsylvania REIT	115,113	2,515
	Cash America International Inc.	64,963	2,510
	Hatteras Financial Corp.	173,683	2,484
	WisdomTree Investments Inc.	216,414	2,474
	Boston Private Financial Holdings Inc.	214,787	2,459
	American Equity Investment Life Holding Co.	146,050	2,454
	Banner Corp.	58,183	2,446
	Capstead Mortgage Corp.	246,552	2,438
	STAG Industrial Inc.	119,730	2,438
	Potlatch Corp.	76,551	2,411
	Government Properties Income Trust	133,226	2,378
	Apollo Commercial Real Estate Finance Inc.	145,049	2,364
	Employers Holdings Inc.	83,987	2,363
	Sabra Health Care REIT Inc.	117,278	2,356
	FelCor Lodging Trust Inc.	280,709	2,279
	ARMOUR Residential REIT Inc.	105,479	2,271
	Ameris Bancorp	76,520	2,263
	Parkway Properties Inc.	141,910	2,222
	National General Holdings Corp.	102,340	2,210
	American National Insurance Co.	19,126	2,209
	Horace Mann Educators Corp.	69,362	2,198
	First Commonwealth Financial Corp.	248,084	2,198
*,^ Zillow Group Inc. Class A		85,434	2,183
	Agree Realty Corp.	56,523	2,174
	Berkshire Hills Bancorp Inc.	80,538	2,166

*,^ St. Joe Co.		123,724	2,122
	Select Income REIT	91,477	2,109
	Capital Bank Financial Corp.	67,266	2,075
	Brookline Bancorp Inc.	187,991	2,070
	Banc of California Inc.	118,251	2,069
	Redwood Trust Inc.	157,427	2,059
	Artisan Partners Asset Management Inc. Class A	66,467	2,050
*,^ BofI Holding Inc.		95,674	2,042
*	Genworth Financial Inc. Class A	744,743	2,033
*	Santander Consumer USA Holdings Inc.	193,074	2,025
	City Holding Co.	42,186	2,016
	Franklin Street Properties Corp.	184,380	1,956
	Colony Starwood Homes	78,551	1,944
	Central Pacific Financial Corp.	89,203	1,942
	Cardinal Financial Corp.	93,025	1,893
	CenterState Banks Inc.	126,691	1,886
	Hanmi Financial Corp.	85,094	1,874
*	FNFV Group	172,674	1,874
	Lakeland Financial Corp.	40,476	1,853
	HFF Inc. Class A	67,187	1,850
	FBL Financial Group Inc. Class A	30,002	1,846
*	Beneficial Bancorp Inc.	134,015	1,835
	Northfield Bancorp Inc.	111,073	1,826
	S&T Bancorp Inc.	70,553	1,817
	Flushing Financial Corp.	83,809	1,812
	National Bank Holdings Corp. Class A	87,695	1,788
	Cedar Realty Trust Inc.	246,955	1,785
	Infinity Property & Casualty Corp.	21,646	1,743
	Oritani Financial Corp.	101,657	1,725
	Alexander's Inc.	4,476	1,703
	Dime Community Bancshares Inc.	96,279	1,696
	Ashford Hospitality Trust Inc.	264,165	1,685
	First Busey Corp.	82,266	1,685
	PennyMac Mortgage Investment Trust	122,297	1,668
	Four Corners Property Trust Inc.	92,466	1,660
	Chatham Lodging Trust	76,982	1,650
	Community Trust Bancorp Inc.	46,577	1,645
	American Capital Mortgage Investment Corp.	109,612	1,609
*	Customers Bancorp Inc.	66,893	1,581
	Anworth Mortgage Asset Corp.	337,314	1,572
	LegacyTexas Financial Group Inc.	79,816	1,568
*	Encore Capital Group Inc.	60,546	1,558
	Saul Centers Inc.	29,164	1,546
*	Greenlight Capital Re Ltd. Class A	70,418	1,534
	Heartland Financial USA Inc.	49,742	1,532
	Apollo Residential Mortgage Inc.	113,914	1,529
	CoBiz Financial Inc.	129,224	1,527
	Nelnet Inc. Class A	38,433	1,513
*	Piper Jaffray Cos.	30,507	1,512
	1st Source Corp.	47,462	1,511
	Simmons First National Corp. Class A	33,399	1,505
*	Flagstar Bancorp Inc.	69,184	1,485
*	Navigators Group Inc.	17,475	1,466
	Bryn Mawr Bank Corp.	55,606	1,431
*	FCB Financial Holdings Inc. Class A	42,783	1,423
	BancFirst Corp.	24,794	1,414
	WSFS Financial Corp.	43,152	1,403

Diamond Hill Investment Group Inc.	7,890	1,399
New Senior Investment Group Inc.	135,752	1,398
Virtus Investment Partners Inc.	17,888	1,397
Federal Agricultural Mortgage Corp.	36,963	1,395
Great Southern Bancorp Inc.	37,375	1,388
Camden National Corp.	32,638	1,371
Cohen & Steers Inc.	35,214	1,371
Bank Mutual Corp.	177,915	1,347
Arrow Financial Corp.	50,608	1,345
Union Bankshares Corp.	54,451	1,341
WesBanco Inc.	44,949	1,335
Enterprise Financial Services Corp.	49,014	1,325
Investment Technology Group Inc.	59,220	1,309
* iStar Inc.	134,443	1,299
Hersha Hospitality Trust Class A	60,842	1,298
First Interstate BancSystem Inc. Class A	46,155	1,298
Blue Hills Bancorp Inc.	94,058	1,286
Talmer Bancorp Inc. Class A	70,612	1,277
* Ambac Financial Group Inc.	79,299	1,253
Summit Hotel Properties Inc.	104,250	1,248
* Cowen Group Inc. Class A	327,157	1,246
Bank of Marin Bancorp	24,943	1,228
United Fire Group Inc.	27,765	1,217
Sandy Spring Bancorp Inc.	43,645	1,215
Ares Commercial Real Estate Corp.	109,824	1,203
^ Seritage Growth Properties Class A	24,050	1,202
Bridge Bancorp Inc.	38,977	1,188
Altisource Residential Corp.	98,703	1,184
BNC Bancorp	55,680	1,176
American National Bankshares Inc.	45,571	1,154
United Community Banks Inc.	62,269	1,150
Greenhill & Co. Inc.	49,295	1,094
* Green Dot Corp. Class A	47,097	1,082
Arbor Realty Trust Inc.	157,523	1,066
Sierra Bancorp	57,610	1,046
NRG Yield Inc.	73,173	1,042
Rexford Industrial Realty Inc.	57,299	1,041
ServisFirst Bancshares Inc.	23,372	1,038
Yadkin Financial Corp.	43,823	1,037
BankFinancial Corp.	87,571	1,035
Terreno Realty Corp.	43,858	1,028
Ames National Corp.	40,465	1,002
* Forestar Group Inc.	75,821	989
Investors Real Estate Trust	135,691	985
* First BanCorp	336,650	983
Stewart Information Services Corp.	26,715	969
OFG Bancorp	138,368	967
Safety Insurance Group Inc.	16,298	930
Southside Bancshares Inc.	35,383	922
Winthrop Realty Trust	69,643	914
TrustCo Bank Corp.	148,975	903
NRG Yield Inc. Class A	65,973	895
Tompkins Financial Corp.	13,761	881
* HealthEquity Inc.	34,540	852
* World Acceptance Corp.	22,362	848
Meridian Bancorp Inc.	60,674	845
* LendingTree Inc.	8,565	837

	Kearny Financial Corp.	67,471	833
	Virtu Financial Inc. Class A	37,465	828
	Towne Bank	43,123	828
^	Arlington Asset Investment Corp. Class A	65,799	824
	Dynex Capital Inc.	123,063	818
*,^ Citizens Inc. Class A		113,034	818
	Rouse Properties Inc.	44,464	817
	Getty Realty Corp.	40,731	808
	State Bank Financial Corp.	40,872	808
*	Global Indemnity plc	25,933	807
	Ashford Hospitality Prime Inc.	69,103	806
	Preferred Apartment Communities Inc. Class A	63,042	799
	Opus Bank	23,280	792
	Consolidated-Tomoka Land Co.	16,544	763
*	KCG Holdings Inc. Class A	63,052	753
	First Defiance Financial Corp.	19,594	753
	First Potomac Realty Trust	82,429	747
	First Community Bancshares Inc.	37,473	743
*	eHealth Inc.	78,813	740
	Calamos Asset Management Inc. Class A	86,251	732
	Armada Hoffler Properties Inc.	64,428	725
	Maiden Holdings Ltd.	54,199	701
*	Altisource Portfolio Solutions SA	28,789	695
	Lakeland Bancorp Inc.	66,989	680
	Wilshire Bancorp Inc.	65,066	670
*	Walker & Dunlop Inc.	27,267	662
	Baldwin & Lyons Inc.	26,663	656
	ConnectOne Bancorp Inc.	39,750	650
	Access National Corp.	32,704	649
*	Third Point Reinsurance Ltd.	56,769	645
	CareTrust REIT Inc.	50,433	641
*	AV Homes Inc.	55,558	631
	Bar Harbor Bankshares	18,695	621
	ESSA Bancorp Inc.	45,915	619
	InfraREIT Inc.	36,012	614
	Republic Bancorp Inc. Class A	23,530	608
	First Bancorp/Southern Pines NC	31,957	602
	Donegal Group Inc. Class A	41,883	602
*	Atlas Financial Holdings Inc.	32,765	594
*	Black Knight Financial Services Inc. Class A	18,847	585
	Universal Insurance Holdings Inc.	31,960	569
	United Insurance Holdings Corp.	29,584	568
	Universal Health Realty Income Trust	9,936	559
	National Western Life Group Inc. Class A	2,412	556
	Capital City Bank Group Inc.	37,482	547
	Tier REIT Inc.	40,060	538
	Century Bancorp Inc. Class A	13,512	526
	HCI Group Inc.	15,585	519
	FBR & Co.	28,455	515
*	INTL. FCStone Inc.	18,816	503
	United Financial Bancorp Inc.	39,517	498
*	Ladenburg Thalmann Financial Services Inc.	194,508	486
	AG Mortgage Investment Trust Inc.	36,915	482
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	25,000	481
*,^ Walter Investment Management Corp.		62,485	477
*	Ocwen Financial Corp.	192,455	475
*	HomeStreet Inc.	22,514	469

GAIN Capital Holdings Inc.	69,926	459
GAMCO Investors Inc. Class A	12,300	456
* Nationstar Mortgage Holdings Inc.	45,744	453
New York Mortgage Trust Inc.	95,456	452
* Avenue Financial Holdings Inc.	23,241	450
Marlin Business Services Corp.	31,418	450
EMC Insurance Group Inc.	17,508	449
Monmouth Real Estate Investment Corp.	36,351	432
* PICO Holdings Inc.	41,298	422
Cape Bancorp Inc.	31,413	422
Stock Yards Bancorp Inc.	10,916	421
Silver Bay Realty Trust Corp.	27,799	413
* Marcus & Millichap Inc.	15,323	389
Charter Financial Corp.	27,449	371
Resource Capital Corp.	32,644	367
Federated National Holding Co.	18,650	367
* NMI Holdings Inc. Class A	71,569	361
Urstadt Biddle Properties Inc. Class A	17,024	357
* Associated Capital Group Inc. Class A	12,620	354
* C1 Financial Inc.	14,544	352
Reis Inc.	14,871	350
* NewStar Financial Inc.	39,929	349
James River Group Holdings Ltd.	10,809	349
First of Long Island Corp.	12,109	345
C&F Financial Corp.	8,883	339
Independent Bank Group Inc.	12,253	336
* Enova International Inc.	52,665	332
RE/MAX Holdings Inc. Class A	9,421	323
* BSB Bancorp Inc.	14,315	322
Washington Trust Bancorp Inc.	8,239	307
State National Cos. Inc.	24,265	306
* RMR Group Inc. Class A	12,204	305
TriCo Bancshares	11,699	296
* First NBC Bank Holding Co.	14,134	291
Investors Title Co.	3,186	290
Easterly Government Properties Inc.	15,614	289
Clifton Bancorp Inc.	18,499	280
* EZCORP Inc. Class A	93,156	277
First Connecticut Bancorp Inc.	16,800	268
German American Bancorp Inc.	8,206	264
Financial Institutions Inc.	9,011	262
Newcastle Investment Corp.	60,481	262
Moelis & Co. Class A	9,200	260
* Safeguard Scientifics Inc.	19,149	254
National Interstate Corp.	8,404	251
Citizens & Northern Corp.	12,297	244
Ellington Residential Mortgage REIT	20,248	242
Waterstone Financial Inc.	17,706	242
* Pacific Premier Bancorp Inc.	11,000	235
State Auto Financial Corp.	10,650	235
Western Asset Mortgage Capital Corp.	23,365	235
OceanFirst Financial Corp.	13,255	234
Guaranty Bancorp	14,954	231
OneBeacon Insurance Group Ltd. Class A	18,138	231
* Franklin Financial Network Inc.	8,427	228
* Tejon Ranch Co.	11,025	227
Ladder Capital Corp.	18,212	227

	Heritage Insurance Holdings Inc.	13,600	217
	Heritage Financial Corp.	12,259	215
	First Financial Corp.	6,244	214
*	Asta Funding Inc.	23,859	213
	Westfield Financial Inc.	24,792	209
	Gladstone Commercial Corp.	12,205	200
	Suffolk Bancorp	7,855	198
*	Consumer Portfolio Services Inc.	44,874	190
	MainSource Financial Group Inc.	8,753	185
*,^ Health Insurance Innovations Inc. Class A		30,158	184
	CNB Financial Corp.	10,431	183
	First Financial Northwest Inc.	13,902	183
*	Bancorp Inc.	31,312	179
	One Liberty Properties Inc.	7,940	178
	Univest Corp. of Pennsylvania	9,068	177
	Meta Financial Group Inc.	3,769	172
*	First Marblehead Corp.	44,194	168
*	Republic First Bancorp Inc.	38,554	162
	Premier Financial Bancorp Inc.	10,265	162
	Merchants Bancshares Inc.	5,356	159
	Resource America Inc. Class A	27,332	158
*	WMIH Corp.	67,015	157
	Pzena Investment Management Inc. Class A	20,734	157
	UMH Properties Inc.	14,866	147
	Fidelity & Guaranty Life	5,600	147
*	Phoenix Cos. Inc.	3,958	146
*	First Acceptance Corp.	79,063	142
*	Ashford Inc.	3,035	138
*	Atlantic Capital Bancshares Inc.	9,910	138
	JAVELIN Mortgage Investment Corp.	18,519	133
	Oppenheimer Holdings Inc. Class A	8,231	130
	RAIT Financial Trust	41,189	129
	Eastern Virginia Bankshares Inc.	17,962	120
	US Global Investors Inc. Class A	67,397	117
*	Hallmark Financial Services Inc.	9,970	115
*	Anchor BanCorp Wisconsin Inc.	2,539	114
	Mercantile Bank Corp.	5,064	114
*	Allegiance Bancshares Inc.	5,750	106
	Westwood Holdings Group Inc.	1,737	102
	West Bancorporation Inc.	5,505	100
*	Old Second Bancorp Inc.	13,938	100
	National Bankshares Inc.	2,789	96
	Southwest Bancorp Inc.	5,843	88
*	CommunityOne Bancorp	6,452	86
*	FRP Holdings Inc.	2,385	85
*	First Foundation Inc.	3,564	80
*	Atlanticus Holdings Corp.	26,603	80
	Pulaski Financial Corp.	4,915	79
	Peoples Bancorp Inc.	4,038	79
^	United Development Funding IV	24,240	78
*	Maui Land & Pineapple Co. Inc.	12,826	75
	Heritage Commerce Corp.	7,357	74
	Fidelity Southern Corp.	4,549	73
*	Intersections Inc.	29,386	72
	Five Oaks Investment Corp.	11,883	67
*	Jacksonville Bancorp Inc.	4,021	66
^	FXCM Inc. Class A	6,070	65

	CatchMark Timber Trust Inc. Class A	6,000	65
*	Hampton Roads Bankshares Inc.	36,253	64
	Provident Financial Holdings Inc.	3,696	63
	Atlantic American Corp.	13,780	61
	Stonegate Bank	2,012	60
*	American River Bankshares	5,676	58
*	On Deck Capital Inc.	6,956	54
	National Storage Affiliates Trust	2,500	53
	Territorial Bancorp Inc.	1,980	52
	Independence Holding Co.	3,224	51
	United Community Financial Corp.	8,716	51
*	Cascade Bancorp	8,045	46
*	Carolina Bank Holdings Inc.	2,826	46
	Farmers Capital Bank Corp.	1,726	46
	Park Sterling Corp.	6,702	45
	First Internet Bancorp	1,900	44
	Peapack Gladstone Financial Corp.	2,544	43
*,^ Bear State Financial Inc.		4,605	43
	Baylake Corp.	2,640	42
	Monarch Financial Holdings Inc.	2,310	38
	HopFed Bancorp Inc.	3,323	38
	Federal Agricultural Mortgage Corp. Class A	1,021	38
	Manning & Napier Inc.	4,280	35
^	Institutional Financial Markets Inc.	39,632	34
	Jernigan Capital Inc.	2,148	34
	Northrim BanCorp Inc.	1,390	33
*	Conifer Holdings Inc.	4,822	31
	California First National Bancorp	2,366	31
	Pacific Continental Corp.	1,900	31
	Macatawa Bank Corp.	4,802	30
	Blue Capital Reinsurance Holdings Ltd.	1,567	28
	Cheviot Financial Corp.	1,812	27
	Northeast Bancorp	2,506	27
	PJT Partners Inc.	1,085	26
*	Performant Financial Corp.	14,420	25
*	Regional Management Corp.	1,415	24
	Landmark Bancorp Inc.	863	22
*	HomeTrust Bancshares Inc.	1,176	22
*	Bay Bancorp Inc.	4,284	21
	Kingstone Cos. Inc.	2,352	19
	Middleburg Financial Corp.	859	19
	First Bancorp Inc.	902	18
	Penns Woods Bancorp Inc.	414	16
	Fox Chase Bancorp Inc.	777	15
	MutualFirst Financial Inc.	544	14
	CB Financial Services Inc.	661	13
	Horizon Bancorp	520	13
	Eagle Bancorp Montana Inc.	1,015	12
	Preferred Bank	380	12
*	Anchor Bancorp Inc.	404	10
*	Jason Industries Inc.	2,757	10
	Medley Management Inc. Class A	1,751	10
	IF Bancorp Inc.	509	9
*	ASB Bancorp Inc.	385	9
	Home Bancorp Inc.	343	9
	Chemung Financial Corp.	309	8
*	Entegra Financial Corp.	447	8

* Howard Bancorp Inc.	599	7
WVS Financial Corp.	623	7
FS Bancorp Inc.	270	7
* Coastway Bancorp Inc.	497	6
Parke Bancorp Inc.	446	6
Central Valley Community Bancorp	509	6
First Bancshares Inc.	325	5
Wheeler REIT Inc.	3,900	5
* CU Bancorp	225	5
* Atlantic Coast Financial Corp.	761	5
* Seacoast Banking Corp. of Florida	282	4
MidSouth Bancorp Inc.	520	4
Hingham Institution for Savings	27	3
MidWestOne Financial Group Inc.	100	3
United Community Bancorp	200	3
AmeriServ Financial Inc.	887	3
Pathfinder Bancorp Inc.	234	3
* Unico American Corp.	241	2
* Melrose Bancorp Inc.	152	2
Old Line Bancshares Inc.	117	2
* Peoples Financial Corp.	221	2
Bankwell Financial Group Inc.	100	2
* Village Bank and Trust Financial Corp.	100	2
* Sun Bancorp Inc.	92	2
United Bancorp Inc.	197	2
Sotherly Hotels Inc.	300	2
* National Holdings Corp.	454	1
Bancorp of New Jersey Inc.	68	1
Independent Bank Corp.	53	1
* Equitable Financial Corp.	68	1
SI Financial Group Inc.	31	—
Salisbury Bancorp Inc.	11	—
* Porter Bancorp Inc.	288	—
* Cordia Bancorp Inc.	47	—
* Vestin Realty Mortgage II Inc.	22	—
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,629	—
		7,364,314
Health Care (13.0%)
Johnson & Johnson	5,071,886	548,778
Pfizer Inc.	11,346,248	336,303
Merck & Co. Inc.	5,134,685	271,676
Gilead Sciences Inc.	2,512,353	230,785
UnitedHealth Group Inc.	1,747,389	225,238
Amgen Inc.	1,382,399	207,263
Bristol-Myers Squibb Co.	3,068,586	196,021
* Allergan plc	724,422	194,167
Medtronic plc	2,584,608	193,846
AbbVie Inc.	2,961,561	169,164
* Celgene Corp.	1,436,759	143,805
Eli Lilly & Co.	1,829,791	131,763
Abbott Laboratories	2,707,908	113,272
* Biogen Inc.	401,736	104,580
Thermo Fisher Scientific Inc.	728,441	103,140
* Express Scripts Holding Co.	1,233,606	84,736
Aetna Inc.	642,327	72,165
Anthem Inc.	480,137	66,734
Cigna Corp.	469,830	64,479

Becton Dickinson and Co.	389,185	59,086
Stryker Corp.	547,980	58,793
* Alexion Pharmaceuticals Inc.	393,194	54,740
* Regeneron Pharmaceuticals Inc.	141,747	51,091
Humana Inc.	272,486	49,851
* HCA Holdings Inc.	636,652	49,691
Baxalta Inc.	1,185,267	47,885
* Boston Scientific Corp.	2,477,153	46,595
* Illumina Inc.	268,963	43,602
Baxter International Inc.	1,005,011	41,286
* Intuitive Surgical Inc.	68,679	41,280
Zoetis Inc.	822,052	36,442
* Vertex Pharmaceuticals Inc.	452,934	36,004
* Mylan NV	767,912	35,593
Zimmer Biomet Holdings Inc.	333,260	35,536
* Edwards Lifesciences Corp.	393,920	34,748
Perrigo Co. plc	255,602	32,699
CR Bard Inc.	135,535	27,469
DENTSPLY SIRONA Inc.	444,198	27,376
St. Jude Medical Inc.	495,256	27,239
* Henry Schein Inc.	151,462	26,147
* BioMarin Pharmaceutical Inc.	281,633	23,229
* DaVita HealthCare Partners Inc.	310,160	22,760
* Laboratory Corp. of America Holdings	185,983	21,784
* Incyte Corp.	292,484	21,196
Universal Health Services Inc. Class B	166,550	20,772
Quest Diagnostics Inc.	263,419	18,821
* Waters Corp.	142,611	18,813
* Centene Corp.	296,862	18,278
* Hologic Inc.	469,291	16,191
ResMed Inc.	257,328	14,879
* Varian Medical Systems Inc.	177,214	14,181
* Jazz Pharmaceuticals plc	106,501	13,904
* Medivation Inc.	300,794	13,831
Cooper Cos. Inc.	88,641	13,648
* IDEXX Laboratories Inc.	166,375	13,030
* Mallinckrodt plc	212,042	12,994
Teleflex Inc.	76,499	12,011
* Endo International plc	416,109	11,713
STERIS plc	157,838	11,214
* MEDNAX Inc.	172,435	11,143
* DexCom Inc.	142,717	9,692
* Align Technology Inc.	131,149	9,533
* Quintiles Transnational Holdings Inc.	145,834	9,494
* Alkermes plc	277,073	9,473
* Ionis Pharmaceuticals Inc.	219,643	8,896
* United Therapeutics Corp.	79,032	8,807
West Pharmaceutical Services Inc.	125,404	8,693
* Alnylam Pharmaceuticals Inc.	133,041	8,351
* Alere Inc.	159,073	8,051
* Amsurg Corp.	100,603	7,505
* WellCare Health Plans Inc.	80,863	7,500
Patterson Cos. Inc.	160,729	7,479
* Envision Healthcare Holdings Inc.	341,885	6,974
* Acadia Healthcare Co. Inc.	122,266	6,738
* ABIOMED Inc.	69,924	6,630
* Charles River Laboratories International Inc.	85,455	6,489

	Bio-Techne Corp.	68,026	6,430
*	Seattle Genetics Inc.	178,648	6,269
*	Neurocrine Biosciences Inc.	158,065	6,251
*,^ OPKO Health Inc.		599,782	6,232
*	PAREXEL International Corp.	98,770	6,196
	HealthSouth Corp.	159,011	5,984
*	Team Health Holdings Inc.	135,173	5,652
	Bruker Corp.	199,809	5,595
*	LifePoint Health Inc.	79,762	5,524
	Hill-Rom Holdings Inc.	107,422	5,403
*	Brookdale Senior Living Inc.	338,241	5,371
*	Prestige Brands Holdings Inc.	96,592	5,157
*	Bio-Rad Laboratories Inc. Class A	37,715	5,156
*	Molina Healthcare Inc.	77,081	4,971
*,^ Juno Therapeutics Inc.		128,852	4,908
*	Myriad Genetics Inc.	130,914	4,900
	Owens & Minor Inc.	114,988	4,648
	Healthcare Services Group Inc.	125,236	4,610
*	ACADIA Pharmaceuticals Inc.	163,673	4,576
*	Catalent Inc.	171,161	4,565
*	NuVasive Inc.	91,343	4,444
*	Cepheid	132,843	4,432
	Cantel Medical Corp.	61,218	4,369
*	Horizon Pharma plc	262,293	4,346
*	Tenet Healthcare Corp.	144,385	4,177
*	Ultragenyx Pharmaceutical Inc.	64,169	4,063
*	Impax Laboratories Inc.	126,730	4,058
*	Anacor Pharmaceuticals Inc.	72,795	3,891
*	Medicines Co.	121,000	3,844
*	Community Health Systems Inc.	206,162	3,816
*	Intercept Pharmaceuticals Inc.	28,932	3,717
*	Integra LifeSciences Holdings Corp.	54,128	3,646
*	Ligand Pharmaceuticals Inc.	32,962	3,530
*	Masimo Corp.	83,073	3,476
*	Insulet Corp.	104,165	3,454
*	Akorn Inc.	146,267	3,442
*	Pacira Pharmaceuticals Inc.	64,099	3,396
*	Nektar Therapeutics	245,680	3,378
*	VWR Corp.	121,903	3,299
*	Neogen Corp.	64,908	3,268
*	Haemonetics Corp.	93,297	3,264
*,^ Intrexon Corp.		95,478	3,236
*	Amedisys Inc.	66,820	3,230
*,^ Kite Pharma Inc.		70,239	3,225
*	Magellan Health Inc.	46,613	3,166
*	TESARO Inc.	66,917	2,946
*	Globus Medical Inc.	123,983	2,945
*	INC Research Holdings Inc. Class A	70,040	2,886
*	Emergent BioSolutions Inc.	79,233	2,880
*	Affymetrix Inc.	203,284	2,848
*	Wright Medical Group NV	169,759	2,818
*	ICU Medical Inc.	26,104	2,717
*	Bluebird Bio Inc.	63,715	2,708
*	Ironwood Pharmaceuticals Inc. Class A	238,622	2,611
	CONMED Corp.	61,453	2,577
*	ARIAD Pharmaceuticals Inc.	402,209	2,570
*	Cynosure Inc. Class A	57,323	2,529

*	Innoviva Inc.	199,101	2,507
*	Air Methods Corp.	68,436	2,479
	Analogic Corp.	31,310	2,474
*	FibroGen Inc.	113,430	2,415
*	Halyard Health Inc.	83,831	2,408
*	Novavax Inc.	463,820	2,393
*	HMS Holdings Corp.	166,097	2,384
	Abaxis Inc.	52,349	2,376
*	Nevro Corp.	41,564	2,338
*	Ophthotech Corp.	52,188	2,206
*	Achillion Pharmaceuticals Inc.	283,428	2,188
*	Natus Medical Inc.	55,800	2,144
*	Exelixis Inc.	533,540	2,134
*	Acorda Therapeutics Inc.	79,560	2,104
*	Agios Pharmaceuticals Inc.	51,084	2,074
*	TherapeuticsMD Inc.	317,259	2,030
*	AMAG Pharmaceuticals Inc.	82,772	1,937
*	Anika Therapeutics Inc.	43,057	1,926
*	Select Medical Holdings Corp.	155,335	1,835
*	Intra-Cellular Therapies Inc. Class A	65,415	1,819
	Kindred Healthcare Inc.	147,218	1,818
*	Radius Health Inc.	57,779	1,817
*	PRA Health Sciences Inc.	41,802	1,787
*	Portola Pharmaceuticals Inc.	87,204	1,779
*,^ Inovio Pharmaceuticals Inc.		201,850	1,758
*	Halozyme Therapeutics Inc.	183,900	1,742
*	Amicus Therapeutics Inc.	204,108	1,725
*	Cerus Corp.	290,313	1,722
*	Dynavax Technologies Corp.	88,027	1,694
	Atrion Corp.	4,258	1,683
*	Depomed Inc.	115,613	1,610
	Ensign Group Inc.	70,800	1,603
*	Surgical Care Affiliates Inc.	33,821	1,565
*	Capital Senior Living Corp.	83,253	1,542
*,^ Accuray Inc.		264,898	1,531
*,^ MiMedx Group Inc.		167,902	1,467
*	CorVel Corp.	37,188	1,466
*	Puma Biotechnology Inc.	49,879	1,465
*	ImmunoGen Inc.	171,840	1,464
*	SciClone Pharmaceuticals Inc.	131,708	1,449
*	Genomic Health Inc.	58,221	1,442
*,^ Sarepta Therapeutics Inc.		73,428	1,433
*	AngioDynamics Inc.	113,529	1,395
*	Arena Pharmaceuticals Inc.	698,790	1,377
*	Agenus Inc.	329,021	1,369
*	Momenta Pharmaceuticals Inc.	147,877	1,366
*	Array BioPharma Inc.	453,943	1,339
*	AtriCure Inc.	78,730	1,325
	Meridian Bioscience Inc.	64,152	1,322
*,^ Advaxis Inc.		144,438	1,304
*	Exact Sciences Corp.	191,243	1,289
*,^ Insys Therapeutics Inc.		80,090	1,281
*	Lexicon Pharmaceuticals Inc.	107,084	1,280
*	Albany Molecular Research Inc.	83,499	1,277
*	Theravance Biopharma Inc.	66,087	1,242
*	NxStage Medical Inc.	82,882	1,242
*	Almost Family Inc.	33,207	1,237

*,^ ZIOPHARM Oncology Inc.		163,372	1,212
*	Omnicell Inc.	43,423	1,210
*	MacroGenics Inc.	63,736	1,195
*,^ Arrowhead Research Corp.		238,742	1,151
*,^ Geron Corp.		392,919	1,147
*,^ Cempra Inc.		65,426	1,146
	PDL BioPharma Inc.	342,206	1,140
*,^ Keryx Biopharmaceuticals Inc.		242,270	1,131
*	BioTelemetry Inc.	95,717	1,118
*,^ Omeros Corp.		72,872	1,118
*,^ Lannett Co. Inc.		61,244	1,098
*,^ Relypsa Inc.		78,760	1,067
	CryoLife Inc.	97,611	1,049
*	Clovis Oncology Inc.	54,106	1,039
*	HeartWare International Inc.	32,709	1,028
*,^ Merrimack Pharmaceuticals Inc.		122,578	1,026
*	Repligen Corp.	38,188	1,024
*	Epizyme Inc.	81,926	993
*	Alder Biopharmaceuticals Inc.	40,107	982
*	Sage Therapeutics Inc.	30,621	982
*	BioSpecifics Technologies Corp.	28,042	976
*,^ Athersys Inc.		431,868	972
*	Zeltiq Aesthetics Inc.	35,749	971
*	PharMerica Corp.	43,657	965
*	ANI Pharmaceuticals Inc.	28,466	958
*	Five Prime Therapeutics Inc.	23,500	955
*	Merit Medical Systems Inc.	51,243	947
*	Luminex Corp.	46,438	901
*	Insmed Inc.	70,864	898
*	Triple-S Management Corp. Class B	36,112	898
*	Enanta Pharmaceuticals Inc.	30,500	896
*	Orthofix International NV	20,831	865
*	Anthera Pharmaceuticals Inc.	235,165	851
*	Cutera Inc.	74,098	834
*,^ NewLink Genetics Corp.		45,780	833
*,^ BioScrip Inc.		388,834	832
*,^ BioTime Inc.		287,499	825
*	Aimmune Therapeutics Inc.	60,636	822
*	Corcept Therapeutics Inc.	175,315	820
*	AcelRx Pharmaceuticals Inc.	264,184	814
*	Applied Genetic Technologies Corp.	58,091	812
*	Healthways Inc.	80,176	809
*,^ Adeptus Health Inc. Class A		14,540	808
*	Foundation Medicine Inc.	44,412	807
*	Spectranetics Corp.	55,521	806
*	Infinity Pharmaceuticals Inc.	152,248	802
*	Inogen Inc.	17,443	785
	Invacare Corp.	59,377	782
*	Bellicum Pharmaceuticals Inc.	82,467	771
*,^ MannKind Corp.		459,613	740
*	Aduro Biotech Inc.	57,700	739
*	ArQule Inc.	461,013	738
*,^ Fortress Biotech Inc.		237,089	735
*	Addus HomeCare Corp.	42,708	734
*	Exactech Inc.	36,189	733
*,^ BioDelivery Sciences International Inc.		226,829	733
*	Quidel Corp.	42,007	725

*	Cardiovascular Systems Inc.	69,649	722
*	Acceleron Pharma Inc.	27,340	722
*	LHC Group Inc.	19,704	701
*	Adamas Pharmaceuticals Inc.	47,539	687
*	Heron Therapeutics Inc.	36,000	684
*	Celldex Therapeutics Inc.	178,688	675
*	Sangamo BioSciences Inc.	107,112	648
*	Endologix Inc.	76,842	642
*	Mirati Therapeutics Inc.	28,400	608
*	Coherus Biosciences Inc.	28,210	599
*	Concert Pharmaceuticals Inc.	43,843	599
*	BioCryst Pharmaceuticals Inc.	208,888	591
*	Spectrum Pharmaceuticals Inc.	92,611	589
*,^ Galena Biopharma Inc.		424,609	577
*	Curis Inc.	353,909	570
*,^ Accelerate Diagnostics Inc.		39,464	567
*	LDR Holding Corp.	22,100	563
*	AVEO Pharmaceuticals Inc.	596,946	549
	US Physical Therapy Inc.	10,958	545
*,^ Pacific Biosciences of California Inc.		62,460	531
*	OraSure Technologies Inc.	73,080	528
*	XenoPort Inc.	116,008	523
*,^ Organovo Holdings Inc.		238,645	518
*	Durect Corp.	375,159	506
*	Aegerion Pharmaceuticals Inc.	134,599	498
*	Ardelyx Inc.	63,880	496
*	Dermira Inc.	23,936	495
	Digirad Corp.	98,283	487
*	Idera Pharmaceuticals Inc.	245,902	487
*,^ Ampio Pharmaceuticals Inc.		209,262	471
*	Supernus Pharmaceuticals Inc.	30,782	469
*,^ Antares Pharma Inc.		526,652	458
*	Sagent Pharmaceuticals Inc.	37,556	457
*	HealthStream Inc.	20,427	451
	National HealthCare Corp.	7,198	448
*,^ Spark Therapeutics Inc.		15,018	443
*	Retrophin Inc.	31,716	433
*	Raptor Pharmaceutical Corp.	93,141	428
*	Atara Biotherapeutics Inc.	20,997	400
*	NeoGenomics Inc.	59,111	398
*,^ Eagle Pharmaceuticals Inc.		9,800	397
*	Vascular Solutions Inc.	12,069	393
*,^ Teligent Inc.		79,367	389
*	Enzo Biochem Inc.	83,942	382
*	Chimerix Inc.	74,004	378
*	Immunomedics Inc.	150,892	377
*	ChemoCentryx Inc.	149,490	372
*,^ Biolase Inc.		281,018	368
*	Collegium Pharmaceutical Inc.	19,980	363
*	Akebia Therapeutics Inc.	38,886	350
*	Lion Biotechnologies Inc.	68,925	350
*	Catalyst Pharmaceuticals Inc.	298,621	349
*	Juniper Pharmaceuticals Inc.	51,226	339
*	PTC Therapeutics Inc.	51,593	332
*	BIND Therapeutics Inc.	146,943	323
*	Amphastar Pharmaceuticals Inc.	26,939	323
*,^ CTI BioPharma Corp.		593,874	316

*	Aerie Pharmaceuticals Inc.	25,949	316
*,^ CytRx Corp.		117,384	315
*	SurModics Inc.	16,857	310
*,^ Rockwell Medical Inc.		41,233	310
	Universal American Corp.	42,372	303
*	Cytokinetics Inc.	42,787	302
*	Zogenix Inc.	31,115	288
*,^ Endocyte Inc.		91,845	285
*	Revance Therapeutics Inc.	16,130	282
	LeMaitre Vascular Inc.	17,245	268
*,^ OvaScience Inc.		27,700	263
*	Vanda Pharmaceuticals Inc.	30,224	253
*	SeaSpine Holdings Corp.	16,795	246
*,^ Alimera Sciences Inc.		130,300	228
*	Aratana Therapeutics Inc.	40,600	224
*	Synergy Pharmaceuticals Inc.	81,023	224
*	Progenics Pharmaceuticals Inc.	50,891	222
*	Alliance HealthCare Services Inc.	30,624	220
*	Five Star Quality Care Inc.	94,576	217
*,^ Actinium Pharmaceuticals Inc.		106,660	212
*	RTI Surgical Inc.	50,534	202
	Osiris Therapeutics Inc.	35,327	202
*	Editas Medicine Inc.	5,796	200
*	Otonomy Inc.	13,331	199
*	Symmetry Surgical Inc.	20,007	197
*	Avalanche Biotechnologies Inc.	38,121	197
*	Dicerna Pharmaceuticals Inc.	35,621	191
*	Xencor Inc.	13,600	183
*	Karyopharm Therapeutics Inc.	20,202	180
*	STAAR Surgical Co.	22,704	168
*	K2M Group Holdings Inc.	10,300	153
*,^ Navidea Biopharmaceuticals Inc.		158,410	150
*	Harvard Bioscience Inc.	45,022	136
*	TG Therapeutics Inc.	15,500	132
*	GenMark Diagnostics Inc.	24,632	130
*	Alphatec Holdings Inc.	511,402	123
*	InfuSystems Holdings Inc.	34,480	121
*	Acura Pharmaceuticals Inc.	41,356	117
*,^ Avinger Inc.		12,064	116
*	Pain Therapeutics Inc.	51,137	114
*	Aralez Pharmaceuticals Inc.	31,094	110
*	Derma Sciences Inc.	35,606	110
*	ARCA biopharma Inc.	32,141	110
*	OncoMed Pharmaceuticals Inc.	10,900	110
*,^ Apricus Biosciences Inc.		188,587	110
*,^ Hansen Medical Inc.		41,502	108
*	Intersect ENT Inc.	5,700	108
*	MyoKardia Inc.	10,058	108
*,^ Calithera Biosciences Inc.		18,562	105
*,^ iBio Inc.		177,100	101
*	Cumberland Pharmaceuticals Inc.	22,092	99
*	Entellus Medical Inc.	5,448	99
*,^ Nobilis Health Corp.		31,760	99
*,^ Orexigen Therapeutics Inc.		175,407	99
*	Regulus Therapeutics Inc.	14,100	98
*	RadNet Inc.	19,852	96
*	Heska Corp.	3,364	96

*	Paratek Pharmaceuticals Inc.	6,304	96
*	XBiotech Inc.	9,598	91
*	La Jolla Pharmaceutical Co.	4,200	88
*	Achaogen Inc.	31,274	86
*	ConforMIS Inc.	7,866	85
	Psychemedics Corp.	5,861	81
*	Flexion Therapeutics Inc.	8,700	80
*	AAC Holdings Inc.	4,000	79
*	MEI Pharma Inc.	61,287	77
*	Sucampo Pharmaceuticals Inc. Class A	7,058	77
	Enzon Pharmaceuticals Inc.	163,149	77
*	Bovie Medical Corp.	45,545	76
*	Aclaris Therapeutics Inc.	3,749	71
*,^ Eiger BioPharmaceuticals Inc.		4,210	71
	AdCare Health Systems Inc.	28,860	67
*	Oncocyte Corp.	14,374	66
*	Abeona Therapeutics Inc.	25,563	65
*	Oncothyreon Inc.	51,256	65
*	CorMedix Inc.	23,800	63
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	50,806	63
*	Cara Therapeutics Inc.	9,848	61
*	Carbylan Therapeutics Inc.	92,248	59
*	Flex Pharma Inc.	5,140	56
*	Chiasma Inc.	6,057	55
*	Invitae Corp.	5,410	55
*	Catabasis Pharmaceuticals Inc.	10,960	55
*	AxoGen Inc.	10,130	54
*	Tandem Diabetes Care Inc.	6,010	52
*	Versartis Inc.	6,517	52
*	Alexza Pharmaceuticals Inc.	104,627	51
*,^ Northwest Biotherapeutics Inc.		33,900	50
*	Genesis Healthcare Inc.	21,297	49
*	Glaukos Corp.	2,920	49
*	Aldeyra Therapeutics Inc.	11,621	49
*	Blueprint Medicines Corp.	2,685	48
*	Vericel Corp.	8,106	48
*	vTv Therapeutics Inc. Class A	9,072	47
*	ADMA Biologics Inc.	5,316	43
*	Peregrine Pharmaceuticals Inc.	98,096	41
*	Stemline Therapeutics Inc.	8,700	41
*	Adamis Pharmaceuticals Corp.	6,605	40
*	Vical Inc.	96,241	38
*,^ Biocept Inc.		28,081	36
*,^ GTx Inc.		69,694	35
*	Seres Therapeutics Inc.	1,211	32
*	Asterias Biotherapeutics Inc.	6,720	32
*	Loxo Oncology Inc.	1,127	31
*	Pernix Therapeutics Holdings Inc.	28,805	30
*	Cerulean Pharma Inc.	10,400	28
*	CEL-SCI Corp.	51,277	27
*	Argos Therapeutics Inc.	3,850	25
*,^ Vital Therapies Inc.		2,600	24
*	Fibrocell Science Inc.	9,200	23
*	Oculus Innovative Sciences Inc.	23,597	23
*	REGENXBIO Inc.	1,817	20
*	Alliqua BioMedical Inc.	22,830	19
*,^ Second Sight Medical Products Inc.		3,600	17

*	MGC Diagnostics Corp.	2,800	17
*	Venaxis Inc.	6,005	16
*	Cymabay Therapeutics Inc.	11,957	16
*	Ohr Pharmaceutical Inc.	5,000	16
*	ERBA Diagnostics Inc.	15,727	16
*	InVivo Therapeutics Holdings Corp.	2,160	15
*	Agile Therapeutics Inc.	2,300	14
*	Caladrius Biosciences Inc.	18,200	14
*,^ Presbia plc		3,100	14
*	Veracyte Inc.	2,228	12
*,^ Teladoc Inc.		1,210	12
*	Esperion Therapeutics Inc.	675	11
*	Cytori Therapeutics Inc.	49,137	10
*	Nivalis Therapeutics Inc.	2,432	10
*	Cancer Genetics Inc.	3,500	10
*	Neos Therapeutics Inc.	912	10
*	CoLucid Pharmaceuticals Inc.	1,560	10
*	Tetraphase Pharmaceuticals Inc.	2,000	9
*	Ocular Therapeutix Inc.	910	9
*	Corindus Vascular Robotics Inc.	8,802	9
*	CytoSorbents Corp.	2,200	9
*	Corbus Pharmaceuticals Holdings Inc.	4,620	8
*	Assembly Biosciences Inc.	1,600	8
*	Amedica Corp.	5,026	8
	Diversicare Healthcare Services Inc.	913	8
*	EndoChoice Holdings Inc.	1,463	8
*	Aethlon Medical Inc.	1,232	7
*	Hooper Holmes Inc.	46,878	6
*	Threshold Pharmaceuticals Inc.	13,478	6
*	CAS Medical Systems Inc.	4,100	6
*	Discovery Laboratories Inc.	3,527	6
	Birner Dental Management Services Inc.	603	6
*	USMD Holdings Inc.	447	5
	Utah Medical Products Inc.	68	4
*	Cidara Therapeutics Inc.	281	4
*	BioPharmX Corp.	2,553	3
	Catalyst Biosciences Inc.	1,384	2
*	BioLife Solutions Inc.	1,215	2
*	Sequenom Inc.	1,514	2
*	ProPhase Labs Inc.	1,210	1
*	Hemispherx Biopharma Inc.	10,732	1
	Daxor Corp.	161	1
*	AmpliPhi Biosciences Corp.	288	1
*	Unilife Corp.	491	—
*	Biodel Inc.	700	—
*	CASI Pharmaceuticals Inc.	200	—
*	Celsion Corp.	127	—
*	Repros Therapeutics Inc.	66	—
*	EnteroMedics Inc.	12	—
*	StemCells Inc.	1	—
			5,203,001
Industrials (12.6%)
	General Electric Co.	17,347,235	551,469
	3M Co.	1,112,103	185,310
	Honeywell International Inc.	1,343,358	150,523
	Boeing Co.	1,156,854	146,851
	United Technologies Corp.	1,383,729	138,511

United Parcel Service Inc. Class B	1,269,797	133,926
Accenture plc Class A	1,154,222	133,197
Union Pacific Corp.	1,558,011	123,940
Lockheed Martin Corp.	477,276	105,717
Danaher Corp.	1,073,055	101,790
* PayPal Holdings Inc.	2,133,972	82,371
Caterpillar Inc.	1,069,889	81,889
FedEx Corp.	481,070	78,280
Automatic Data Processing Inc.	799,199	71,696
Raytheon Co.	549,657	67,404
Northrop Grumman Corp.	332,662	65,834
Emerson Electric Co.	1,191,385	64,788
General Dynamics Corp.	485,992	63,845
Illinois Tool Works Inc.	568,129	58,199
Eaton Corp. plc	844,185	52,812
Waste Management Inc.	818,786	48,308
CSX Corp.	1,778,360	45,793
Norfolk Southern Corp.	547,872	45,610
TE Connectivity Ltd.	679,181	42,055
* Fiserv Inc.	409,599	42,017
Sherwin-Williams Co.	144,481	41,129
Deere & Co.	521,422	40,144
Cummins Inc.	324,320	35,656
PACCAR Inc.	645,348	35,294
Roper Technologies Inc.	185,259	33,860
Fidelity National Information Services Inc.	518,419	32,821
Amphenol Corp. Class A	565,938	32,723
Paychex Inc.	596,843	32,236
Ingersoll-Rand plc	476,682	29,559
Tyco International plc	780,483	28,652
Parker-Hannifin Corp.	248,356	27,587
Rockwell Automation Inc.	241,629	27,485
Vulcan Materials Co.	244,757	25,839
^ Fastenal Co.	503,809	24,687
* LinkedIn Corp. Class A	214,177	24,491
WW Grainger Inc.	103,821	24,235
Agilent Technologies Inc.	605,059	24,112
* FleetCor Technologies Inc.	160,866	23,929
* Alliance Data Systems Corp.	106,043	23,329
* Verisk Analytics Inc. Class A	278,397	22,250
Rockwell Collins Inc.	240,985	22,221
AMETEK Inc.	433,782	21,680
* TransDigm Group Inc.	93,367	20,572
Xerox Corp.	1,767,845	19,729
* Stericycle Inc.	156,172	19,707
Republic Services Inc. Class A	412,113	19,637
CH Robinson Worldwide Inc.	263,926	19,591
Masco Corp.	613,548	19,296
Martin Marietta Materials Inc.	120,776	19,265
WestRock Co.	477,435	18,634
Ball Corp.	260,026	18,537
Dover Corp.	284,822	18,323
Pentair plc	331,219	17,972
Acuity Brands Inc.	80,494	17,559
Sealed Air Corp.	359,932	17,280
* Mettler-Toledo International Inc.	49,881	17,197
Kansas City Southern	198,953	17,001

Expeditors International of Washington Inc.	339,863	16,589
Textron Inc.	449,140	16,376
Fortune Brands Home & Security Inc.	291,164	16,317
Global Payments Inc.	237,800	15,528
* Vantiv Inc. Class A	285,833	15,401
L-3 Communications Holdings Inc.	129,609	15,359
Waste Connections Inc.	224,864	14,524
Total System Services Inc.	302,838	14,409
Cintas Corp.	159,002	14,280
JB Hunt Transport Services Inc.	167,703	14,127
Valspar Corp.	131,497	14,073
Fluor Corp.	259,019	13,909
Xylem Inc.	329,769	13,488
Wabtec Corp.	167,649	13,293
Broadridge Financial Solutions Inc.	218,476	12,958
* Crown Holdings Inc.	256,290	12,709
ADT Corp.	303,738	12,532
Jack Henry & Associates Inc.	146,266	12,370
* Sensata Technologies Holding NV	313,126	12,162
* HD Supply Holdings Inc.	367,718	12,160
Carlisle Cos. Inc.	118,484	11,789
Huntington Ingalls Industries Inc.	86,071	11,787
* Spirit AeroSystems Holdings Inc. Class A	256,855	11,651
IDEX Corp.	140,053	11,608
* Trimble Navigation Ltd.	461,222	11,438
Allegion plc	175,546	11,184
* Arrow Electronics Inc.	172,223	11,093
ManpowerGroup Inc.	134,741	10,971
Packaging Corp. of America	179,622	10,849
Robert Half International Inc.	229,897	10,709
Avnet Inc.	241,495	10,698
* CoStar Group Inc.	56,783	10,685
Hubbell Inc. Class B	100,449	10,641
Flowserve Corp.	239,490	10,636
* United Rentals Inc.	169,803	10,560
Lennox International Inc.	77,958	10,539
AO Smith Corp.	137,275	10,475
PerkinElmer Inc.	204,997	10,139
* Jacobs Engineering Group Inc.	225,290	9,811
Owens Corning	202,777	9,587
Orbital ATK Inc.	108,227	9,409
* Old Dominion Freight Line Inc.	131,338	9,144
Bemis Co. Inc.	175,539	9,089
AptarGroup Inc.	115,539	9,059
Sonoco Products Co.	185,562	9,013
Macquarie Infrastructure Corp.	132,504	8,936
B/E Aerospace Inc.	192,180	8,863
* Keysight Technologies Inc.	314,781	8,732
* AECOM	280,454	8,635
Graco Inc.	102,457	8,602
FLIR Systems Inc.	257,828	8,495
Toro Co.	95,892	8,258
* Berry Plastics Group Inc.	221,567	8,010
Donaldson Co. Inc.	242,828	7,749
Graphic Packaging Holding Co.	599,257	7,700
Allison Transmission Holdings Inc.	282,277	7,616
Hexcel Corp.	173,007	7,562

*	Genpact Ltd.	273,725	7,443
	Chicago Bridge & Iron Co. NV	192,262	7,035
	Lincoln Electric Holdings Inc.	119,615	7,006
	MDU Resources Group Inc.	357,625	6,959
*	Euronet Worldwide Inc.	91,783	6,802
	MSC Industrial Direct Co. Inc. Class A	88,678	6,767
	Nordson Corp.	88,753	6,749
	FEI Co.	74,820	6,660
	AGCO Corp.	133,270	6,624
*	Zebra Technologies Corp.	95,632	6,599
*	Genesee & Wyoming Inc. Class A	104,106	6,527
	Ryder System Inc.	98,047	6,351
	Watsco Inc.	47,069	6,342
*	Quanta Services Inc.	280,445	6,327
	National Instruments Corp.	210,025	6,324
	World Fuel Services Corp.	129,514	6,292
	RR Donnelley & Sons Co.	381,752	6,261
	Booz Allen Hamilton Holding Corp. Class A	205,050	6,209
	Heartland Payment Systems Inc.	63,982	6,179
	Eagle Materials Inc.	87,039	6,102
*	IPG Photonics Corp.	62,876	6,041
	ITT Corp.	163,658	6,037
	MAXIMUS Inc.	114,595	6,032
	Jabil Circuit Inc.	311,978	6,012
*	Kirby Corp.	98,792	5,956
*	WEX Inc.	70,890	5,909
	BWX Technologies Inc.	175,290	5,883
	Cognex Corp.	147,941	5,762
	Air Lease Corp. Class A	179,148	5,754
	Curtiss-Wright Corp.	75,426	5,708
	Deluxe Corp.	90,067	5,628
*	CoreLogic Inc.	161,703	5,611
	Oshkosh Corp.	137,122	5,604
*,^ XPO Logistics Inc.		181,237	5,564
	Woodward Inc.	104,106	5,416
	EMCOR Group Inc.	109,135	5,304
	CLARCOR Inc.	91,370	5,280
	Regal Beloit Corp.	81,782	5,160
*	Teledyne Technologies Inc.	58,515	5,158
	Trinity Industries Inc.	280,447	5,135
	Landstar System Inc.	79,110	5,111
	Littelfuse Inc.	40,889	5,034
	Valmont Industries Inc.	40,105	4,967
	Belden Inc.	77,061	4,730
*	Owens-Illinois Inc.	294,693	4,703
	Terex Corp.	188,836	4,698
*	Generac Holdings Inc.	123,092	4,584
	Timken Co.	136,831	4,582
	HEICO Corp. Class A	96,253	4,582
	Crane Co.	85,054	4,581
*	Colfax Corp.	159,392	4,557
	EnerSys	81,553	4,544
*	Louisiana-Pacific Corp.	261,781	4,482
	Convergys Corp.	160,893	4,468
*	Clean Harbors Inc.	89,638	4,423
*	First Data Corp. Class A	330,251	4,273
*	WESCO International Inc.	77,251	4,223

*	Coherent Inc.	45,688	4,199
*	Universal Display Corp.	77,153	4,174
	Silgan Holdings Inc.	77,451	4,118
	KBR Inc.	264,920	4,101
*	USG Corp.	160,129	3,973
	CEB Inc.	60,861	3,940
*,^ Cimpress NV		43,085	3,907
	Covanta Holding Corp.	219,663	3,704
	GATX Corp.	77,841	3,697
*	Armstrong World Industries Inc.	76,438	3,697
*	Esterline Technologies Corp.	54,180	3,471
*	Masonite International Corp.	52,798	3,458
*	Rexnord Corp.	167,298	3,383
*	Sanmina Corp.	144,281	3,373
*	Proto Labs Inc.	43,352	3,342
*	WageWorks Inc.	65,762	3,328
	G&K Services Inc. Class A	45,338	3,321
	Kennametal Inc.	146,565	3,296
	Matson Inc.	80,181	3,221
	AZZ Inc.	56,794	3,215
*	On Assignment Inc.	86,967	3,211
*	MasTec Inc.	157,605	3,190
	Barnes Group Inc.	90,830	3,182
	Universal Forest Products Inc.	36,994	3,175
	ABM Industries Inc.	97,916	3,164
	Simpson Manufacturing Co. Inc.	81,913	3,127
*	KLX Inc.	96,798	3,111
	Mueller Industries Inc.	105,163	3,094
*	RBC Bearings Inc.	42,151	3,088
	Granite Construction Inc.	64,577	3,087
	UniFirst Corp.	28,074	3,063
	Tetra Tech Inc.	102,217	3,048
	Vishay Intertechnology Inc.	249,080	3,041
	Aircastle Ltd.	136,682	3,040
	Brink's Co.	89,951	3,021
	John Bean Technologies Corp.	53,372	3,011
*	ExlService Holdings Inc.	57,773	2,993
*	Swift Transportation Co.	160,255	2,986
	Comfort Systems USA Inc.	93,729	2,978
*	Cardtronics Inc.	82,713	2,977
*	AMN Healthcare Services Inc.	87,984	2,957
	Applied Industrial Technologies Inc.	68,056	2,954
	Knight Transportation Inc.	111,018	2,903
	Joy Global Inc.	179,359	2,882
*	Itron Inc.	69,022	2,880
	AAON Inc.	102,600	2,873
	Mobile Mini Inc.	86,315	2,850
	Triumph Group Inc.	90,168	2,839
	Watts Water Technologies Inc. Class A	51,417	2,835
	MSA Safety Inc.	57,820	2,796
*	Moog Inc. Class A	61,191	2,795
	Apogee Enterprises Inc.	63,482	2,786
	Albany International Corp.	73,001	2,744
*	FTI Consulting Inc.	76,680	2,723
*	Hub Group Inc. Class A	65,370	2,666
*	Smith & Wesson Holding Corp.	99,938	2,660
	Korn/Ferry International	93,816	2,654

*	Anixter International Inc.	50,367	2,625
*	Headwaters Inc.	130,684	2,593
	Exponent Inc.	50,215	2,561
	Forward Air Corp.	56,099	2,542
*	American Woodmark Corp.	33,705	2,514
	Mueller Water Products Inc. Class A	251,919	2,489
*	Advisory Board Co.	76,459	2,466
	Badger Meter Inc.	36,928	2,456
*	Imperva Inc.	48,392	2,444
	Standex International Corp.	31,304	2,436
*	NeuStar Inc. Class A	98,948	2,434
*	Huron Consulting Group Inc.	41,686	2,426
	Franklin Electric Co. Inc.	75,167	2,418
*,^ Ambarella Inc.		53,906	2,410
*	Plexus Corp.	60,612	2,395
	EnPro Industries Inc.	41,341	2,385
	Sturm Ruger & Co. Inc.	34,870	2,384
	Astec Industries Inc.	50,838	2,373
	ESCO Technologies Inc.	59,947	2,337
	Essendant Inc.	72,579	2,317
	Brady Corp. Class A	85,528	2,296
*	DigitalGlobe Inc.	130,544	2,258
*	OSI Systems Inc.	33,944	2,223
	Insperity Inc.	42,804	2,214
*	Atlas Air Worldwide Holdings Inc.	52,269	2,209
*	TopBuild Corp.	73,045	2,172
*	Babcock & Wilcox Enterprises Inc.	100,974	2,161
*	Trex Co. Inc.	44,831	2,149
*,^ Knowles Corp.		159,768	2,106
	Altra Industrial Motion Corp.	74,909	2,081
	US Ecology Inc.	46,729	2,064
*	Aerojet Rocketdyne Holdings Inc.	124,008	2,031
	Heartland Express Inc.	109,302	2,028
	Methode Electronics Inc.	68,403	2,000
	Werner Enterprises Inc.	72,879	1,979
*	TASER International Inc.	100,618	1,975
*	Greatbatch Inc.	54,923	1,957
*	II-VI Inc.	89,859	1,951
*	TransUnion	70,414	1,944
*	Air Transport Services Group Inc.	121,596	1,870
	CIRCOR International Inc.	39,627	1,838
*	Aegion Corp. Class A	86,919	1,833
	Greif Inc. Class A	55,127	1,805
*	ExamWorks Group Inc.	60,317	1,783
*	Builders FirstSource Inc.	154,562	1,742
*	Rofin-Sinar Technologies Inc.	53,233	1,715
*	SPX FLOW Inc.	68,104	1,708
*	Fabrinet	52,773	1,707
	AAR Corp.	73,270	1,705
	Alamo Group Inc.	30,415	1,694
	Argan Inc.	47,818	1,681
^	Outerwall Inc.	44,998	1,664
	Schnitzer Steel Industries Inc.	89,280	1,646
	EVERTEC Inc.	115,809	1,619
	CTS Corp.	102,274	1,610
	Actuant Corp. Class A	64,941	1,605
	Otter Tail Corp.	54,057	1,601

*	CBIZ Inc.	158,316	1,597
	Griffon Corp.	103,036	1,592
*	Wesco Aircraft Holdings Inc.	109,659	1,578
	Kaman Corp.	36,764	1,569
	Federal Signal Corp.	116,407	1,544
*	Sykes Enterprises Inc.	51,044	1,541
*	FARO Technologies Inc.	47,505	1,530
*	Checkpoint Systems Inc.	148,094	1,499
	Ennis Inc.	76,648	1,498
*	Astronics Corp.	39,122	1,493
	Quanex Building Products Corp.	85,754	1,489
*	Rogers Corp.	24,848	1,488
	Materion Corp.	55,745	1,476
*	M/A-COM Technology Solutions Holdings Inc.	33,635	1,473
	MTS Systems Corp.	22,874	1,392
*	TriMas Corp.	79,355	1,390
	TeleTech Holdings Inc.	50,076	1,390
*	Benchmark Electronics Inc.	60,141	1,386
	Heidrick & Struggles International Inc.	58,367	1,383
*	US Concrete Inc.	23,170	1,380
*	TrueBlue Inc.	52,132	1,363
	TimkenSteel Corp.	149,356	1,359
*	Veeco Instruments Inc.	69,764	1,359
*	PHH Corp.	107,451	1,347
*	Team Inc.	44,086	1,339
	Greenbrier Cos. Inc.	47,971	1,326
*	DHI Group Inc.	163,340	1,318
	Insteel Industries Inc.	42,464	1,298
	Marten Transport Ltd.	69,124	1,294
*	Tutor Perini Corp.	82,003	1,274
	General Cable Corp.	103,081	1,259
	Primoris Services Corp.	51,077	1,241
*	LifeLock Inc.	102,203	1,234
	AVX Corp.	97,640	1,227
*	Cross Country Healthcare Inc.	105,088	1,222
*,^ Navistar International Corp.		97,420	1,220
	Cubic Corp.	30,496	1,219
	ArcBest Corp.	56,287	1,215
^	American Railcar Industries Inc.	29,773	1,213
	Tennant Co.	23,364	1,203
^	Lindsay Corp.	16,299	1,167
	Park-Ohio Holdings Corp.	26,999	1,156
	Raven Industries Inc.	71,348	1,143
*	Meritor Inc.	141,393	1,140
	Kadant Inc.	25,218	1,139
*	Covenant Transportation Group Inc. Class A	47,075	1,139
*	Boise Cascade Co.	54,031	1,120
*	MYR Group Inc.	44,533	1,118
*	Gibraltar Industries Inc.	39,034	1,116
	Myers Industries Inc.	83,524	1,074
	H&E Equipment Services Inc.	61,062	1,070
*	Newport Corp.	45,995	1,058
	ManTech International Corp. Class A	31,995	1,024
	Daktronics Inc.	127,889	1,010
*	Navigant Consulting Inc.	63,647	1,006
*	Summit Materials Inc. Class A	51,606	1,004
	SPX Corp.	66,450	998

*	Energy Recovery Inc.	95,772	990
	Manitowoc Co. Inc.	226,451	981
	TAL International Group Inc.	62,890	971
*,^ Inovalon Holdings Inc. Class A		52,186	966
*	Franklin Covey Co.	54,884	965
*	EnerNOC Inc.	128,774	963
*	Wabash National Corp.	71,596	945
*	Lydall Inc.	27,960	909
*	CRA International Inc.	44,811	880
	Encore Wire Corp.	22,432	873
	Harsco Corp.	158,494	864
	Gorman-Rupp Co.	33,255	862
*	Saia Inc.	30,544	860
	Barrett Business Services Inc.	29,694	854
*	Monster Worldwide Inc.	260,096	848
	McGrath RentCorp	33,664	844
	Multi-Color Corp.	15,587	832
*	Patrick Industries Inc.	18,060	820
*	TriNet Group Inc.	56,563	812
	Resources Connection Inc.	52,079	810
*	GP Strategies Corp.	29,017	795
	Cass Information Systems Inc.	14,946	782
*	BMC Stock Holdings Inc.	46,914	780
*	Aerovironment Inc.	27,528	780
*	Lionbridge Technologies Inc.	153,882	779
*	PGT Inc.	78,865	776
	Celadon Group Inc.	73,056	766
*	Information Services Group Inc.	194,242	763
	Sun Hydraulics Corp.	22,809	757
*	ARC Document Solutions Inc.	167,539	754
*	Continental Building Products Inc.	40,510	752
	Kforce Inc.	37,720	739
*	PowerSecure International Inc.	38,435	718
	Black Box Corp.	52,300	704
	Powell Industries Inc.	23,497	700
	Advanced Drainage Systems Inc.	32,627	695
	Acacia Research Corp.	170,434	646
*	Era Group Inc.	68,693	644
	Columbus McKinnon Corp.	40,815	643
*	Paylocity Holding Corp.	19,530	639
*	Ducommun Inc.	41,825	638
	Hyster-Yale Materials Handling Inc.	9,387	625
*	PAM Transportation Services Inc.	20,094	619
*	Bazaarvoice Inc.	196,332	618
	NN Inc.	44,226	605
	Kelly Services Inc. Class A	31,582	604
*	ICF International Inc.	17,547	603
	American Science & Engineering Inc.	21,149	586
*	Echo Global Logistics Inc.	21,481	583
*	Landec Corp.	53,668	564
*	NCI Building Systems Inc.	39,568	562
	Miller Industries Inc.	26,603	540
*	Multi-Fineline Electronix Inc.	23,168	538
	United States Lime & Minerals Inc.	8,666	520
*	Engility Holdings Inc.	27,290	512
*	Thermon Group Holdings Inc.	28,950	508
*	TTM Technologies Inc.	76,402	508

*	Electro Scientific Industries Inc.	69,591	498
*	RPX Corp.	44,071	496
	NACCO Industries Inc. Class A	8,389	482
*	Casella Waste Systems Inc. Class A	70,808	474
	LSI Industries Inc.	40,082	471
	Landauer Inc.	14,199	470
*	Nortek Inc.	9,519	460
^	Textainer Group Holdings Ltd.	30,785	457
	Crawford & Co. Class A	75,035	452
*	CUI Global Inc.	55,345	447
	Crawford & Co. Class B	68,858	446
*	Layne Christensen Co.	61,517	442
*	Ply Gem Holdings Inc.	31,039	436
	Graham Corp.	21,420	426
*	Great Lakes Dredge & Dock Corp.	95,202	425
	Viad Corp.	14,537	424
	CECO Environmental Corp.	67,095	417
	Park Electrochemical Corp.	25,781	413
	Hardinge Inc.	32,619	407
	HEICO Corp.	6,637	399
*	Horizon Global Corp.	31,564	397
	Dynamic Materials Corp.	60,214	390
*	Kimball Electronics Inc.	34,648	387
*	Lawson Products Inc.	19,589	384
	Houston Wire & Cable Co.	54,511	381
	Quad/Graphics Inc.	29,269	379
	NVE Corp.	6,690	378
	AEP Industries Inc.	5,711	377
*	Accuride Corp.	238,030	369
*	Maxwell Technologies Inc.	61,076	363
*	DXP Enterprises Inc.	20,637	362
*,^ A. M. Castle & Co.		132,138	357
*	Everi Holdings Inc.	151,155	346
*	Roadrunner Transportation Systems Inc.	27,181	339
*	Kratos Defense & Security Solutions Inc.	68,262	338
	Electro Rent Corp.	36,293	336
*	Ameresco Inc. Class A	68,671	328
	LB Foster Co. Class A	17,828	324
	Eastern Co.	19,602	322
*	Vishay Precision Group Inc.	22,868	320
	Bel Fuse Inc. Class B	21,864	319
*	CAI International Inc.	30,972	299
*	InnerWorkings Inc.	37,219	296
	CDI Corp.	46,883	294
*	Vicor Corp.	27,927	293
*,^ American Superconductor Corp.		37,559	285
	Mesa Laboratories Inc.	2,907	280
*	Control4 Corp.	35,100	279
*	Press Ganey Holdings Inc.	9,045	272
*	GSI Group Inc.	18,624	264
*	Mistras Group Inc.	9,970	247
	Hurco Cos. Inc.	7,342	242
*	CyberOptics Corp.	25,135	235
*	ServiceSource International Inc.	54,970	234
*	Heritage-Crystal Clean Inc.	23,489	233
*	YRC Worldwide Inc.	24,854	232
*	Astronics Corp. Class B	5,910	227

*	ModusLink Global Solutions Inc.	153,608	226
*	Arotech Corp.	92,751	225
	Allied Motion Technologies Inc.	12,159	219
	Spartan Motors Inc.	54,514	215
*	Kemet Corp.	108,012	208
*	Northwest Pipe Co.	22,027	203
*	Installed Building Products Inc.	7,600	202
*,^ ClearSign Combustion Corp.		50,569	202
	Global Brass & Copper Holdings Inc.	7,872	196
*	Ballantyne Strong Inc.	42,291	194
*	Commercial Vehicle Group Inc.	69,313	184
	Universal Technical Institute Inc.	40,610	175
*	Milacron Holdings Corp.	10,582	175
*	Orion Marine Group Inc.	33,320	173
*	BlueLinx Holdings Inc.	278,526	170
*	USA Truck Inc.	8,258	156
*	PRGX Global Inc.	32,040	151
*	Echelon Corp.	26,683	151
*	Willis Lease Finance Corp.	6,584	142
*	Sterling Construction Co. Inc.	27,200	140
	Overseas Shipholding Group Inc. Class A	74,403	140
*	Intevac Inc.	30,977	139
*	UFP Technologies Inc.	5,749	128
*	Integrated Electrical Services Inc.	8,711	128
*	Fuel Tech Inc.	71,059	124
*	TRC Cos. Inc.	17,053	124
*	Active Power Inc.	124,779	121
	Hudson Global Inc.	48,253	114
*	Goldfield Corp.	66,601	113
*	Cenveo Inc.	262,017	110
	National Research Corp. Class B	3,096	109
	Douglas Dynamics Inc.	4,573	105
	FreightCar America Inc.	6,512	101
	VSE Corp.	1,475	100
*	Radiant Logistics Inc.	28,000	100
*	Nuvectra Corp.	18,420	100
*	Broadwind Energy Inc.	31,113	94
*	Sparton Corp.	4,933	89
*	Hill International Inc.	24,339	82
*	Innovative Solutions & Support Inc.	31,038	82
*	LMI Aerospace Inc.	9,475	81
*	Lincoln Educational Services Corp.	30,118	75
	AMCON Distributing Co.	900	73
*	Frequency Electronics Inc.	7,273	73
*	StarTek Inc.	15,981	67
*	Synthesis Energy Systems Inc.	55,859	63
	Supreme Industries Inc. Class A	6,861	61
*	Air T Inc.	2,500	60
*	Aspen Aerogels Inc.	13,412	60
*	IEC Electronics Corp.	13,361	60
*	SL Industries Inc.	1,698	58
*	Capstone Turbine Corp.	35,895	57
*	Perma-Fix Environmental Services	15,311	57
*	Asure Software Inc.	9,398	50
*	Ultralife Corp.	9,678	50
*	Xerium Technologies Inc.	8,965	47
*	Evolent Health Inc. Class A	4,083	43

*,^ Applied DNA Sciences Inc.		11,980	41
	Richardson Electronics Ltd.	7,894	41
	Twin Disc Inc.	3,509	36
	National Research Corp. Class A	2,202	34
*,^ MicroVision Inc.		17,717	33
*	American Electric Technologies Inc.	17,847	32
*	NV5 Global Inc.	1,100	30
*	Key Technology Inc.	4,289	29
*	Mattersight Corp.	6,659	27
*	Power Solutions International Inc.	1,862	26
*,^ Lightbridge Corp.		45,232	25
*	MINDBODY Inc. Class A	1,814	24
*	AeroCentury Corp.	2,175	24
	Omega Flex Inc.	666	23
*	Onvia Inc.	6,351	22
*	Gencor Industries Inc.	1,450	21
	Bel Fuse Inc. Class A	1,477	21
*	Research Frontiers Inc.	4,224	19
*	Orion Energy Systems Inc.	13,216	18
*	Hudson Technologies Inc.	5,527	18
*	Digital Ally Inc.	3,600	18
*	Revolution Lighting Technologies Inc.	3,385	18
*	Patriot Transportation Holding Inc.	794	16
*	Cartesian Inc.	7,826	16
	Greif Inc. Class B	318	15
*	Energy Focus Inc.	1,890	14
*	Turtle Beach Corp.	11,768	13
*	Industrial Services of America Inc.	5,080	12
*	Odyssey Marine Exploration Inc.	1,433	10
*	Eagle Bulk Shipping Inc.	22,911	8
*	Art's-Way Manufacturing Co. Inc.	2,553	7
*	Rand Logistics Inc.	6,796	6
*	Sharps Compliance Corp.	1,172	6
	Universal Truckload Services Inc.	360	6
*	American DG Energy Inc.	15,120	5
	Ecology and Environment Inc.	450	5
*	Rubicon Technology Inc.	6,096	4
	Overseas Shipholding Group Inc. Class B	927	2
*	Wireless Telecom Group Inc.	1,403	2
*	Sypris Solutions Inc.	1,594	2
	Chicago Rivet & Machine Co.	28	1
*	CTPartners Executive Search Inc.	74,003	—
			5,009,844
Oil & Gas (6.2%)
	Exxon Mobil Corp.	7,633,014	638,044
	Chevron Corp.	3,461,340	330,212
	Schlumberger Ltd.	2,303,540	169,886
	Occidental Petroleum Corp.	1,403,110	96,015
	ConocoPhillips	2,271,131	91,458
	EOG Resources Inc.	1,010,269	73,325
	Phillips 66	823,742	71,328
	Kinder Morgan Inc.	3,484,736	62,237
	Valero Energy Corp.	864,238	55,432
	Halliburton Co.	1,498,043	53,510
	Anadarko Petroleum Corp.	934,076	43,500
	Pioneer Natural Resources Co.	299,790	42,192
	Spectra Energy Corp.	1,233,660	37,750

	Marathon Petroleum Corp.	979,213	36,407
	Baker Hughes Inc.	804,802	35,274
	Apache Corp.	694,482	33,898
	Hess Corp.	520,687	27,414
	Noble Energy Inc.	788,279	24,760
*	Concho Resources Inc.	237,674	24,015
*	Cameron International Corp.	352,243	23,618
	Devon Energy Corp.	843,734	23,152
	National Oilwell Varco Inc.	690,473	21,474
	Williams Cos. Inc.	1,239,712	19,922
	EQT Corp.	293,527	19,743
	Cabot Oil & Gas Corp.	841,174	19,103
	Tesoro Corp.	221,186	19,024
	Columbia Pipeline Group Inc.	734,938	18,447
	Cimarex Energy Co.	174,240	16,948
	Marathon Oil Corp.	1,509,905	16,820
*	Weatherford International plc	1,616,536	12,577
*	Newfield Exploration Co.	355,815	11,831
	HollyFrontier Corp.	334,516	11,815
*	Cheniere Energy Inc.	345,182	11,678
*	FMC Technologies Inc.	417,078	11,411
	Helmerich & Payne Inc.	188,535	11,071
	OGE Energy Corp.	365,402	10,461
*	Diamondback Energy Inc.	130,926	10,105
	Range Resources Corp.	310,810	10,064
*	First Solar Inc.	140,274	9,605
^	Core Laboratories NV	77,485	8,710
	Targa Resources Corp.	278,792	8,325
	Murphy Oil Corp.	299,579	7,546
*	Antero Resources Corp.	279,079	6,941
	Energen Corp.	177,040	6,478
*	Gulfport Energy Corp.	224,429	6,360
	Oceaneering International Inc.	179,069	5,952
	PBF Energy Inc. Class A	178,566	5,928
*,^ Southwestern Energy Co.		716,257	5,780
^	Transocean Ltd.	632,064	5,777
	QEP Resources Inc.	383,489	5,411
	Nabors Industries Ltd.	574,543	5,286
*	Continental Resources Inc.	171,312	5,201
*	PDC Energy Inc.	82,766	4,920
*	Parsley Energy Inc. Class A	210,235	4,751
^	Noble Corp. plc	443,361	4,589
	Patterson-UTI Energy Inc.	256,546	4,520
^	Chesapeake Energy Corp.	1,094,307	4,509
	Ensco plc Class A	430,933	4,469
*	Dril-Quip Inc.	70,327	4,259
	Western Refining Inc.	129,133	3,756
	Superior Energy Services Inc.	275,764	3,692
	Rowan Cos. plc Class A	228,230	3,675
*	WPX Energy Inc.	506,406	3,540
*	Carrizo Oil & Gas Inc.	112,674	3,484
*	NOW Inc.	187,388	3,321
*	RSP Permian Inc.	112,176	3,258
*	Oil States International Inc.	94,587	2,981
*	Whiting Petroleum Corp.	370,415	2,956
*	Oasis Petroleum Inc.	378,957	2,759
*	Matador Resources Co.	144,765	2,745

*	Rice Energy Inc.	179,743	2,509
*	MRC Global Inc.	182,182	2,394
	SM Energy Co.	126,210	2,365
*	Callon Petroleum Co.	263,639	2,333
	Diamond Offshore Drilling Inc.	106,043	2,304
*,^ SunPower Corp. Class A		99,725	2,228
^	Denbury Resources Inc.	998,909	2,218
^	RPC Inc.	155,175	2,200
*	SEACOR Holdings Inc.	37,772	2,057
	SemGroup Corp. Class A	85,375	1,912
*,^ Laredo Petroleum Inc.		240,994	1,911
*	Memorial Resource Development Corp.	185,806	1,892
*	McDermott International Inc.	451,080	1,845
	Delek US Holdings Inc.	111,435	1,698
	Green Plains Inc.	106,347	1,697
*	Forum Energy Technologies Inc.	116,484	1,538
*	Bill Barrett Corp.	243,917	1,517
*	Renewable Energy Group Inc.	160,226	1,513
	Bristow Group Inc.	75,025	1,419
	CVR Energy Inc.	53,188	1,388
	Pattern Energy Group Inc. Class A	71,774	1,369
*	REX American Resources Corp.	23,959	1,329
	Archrock Inc.	158,603	1,269
	California Resources Corp.	1,195,178	1,231
	Alon USA Energy Inc.	118,499	1,223
*	Chart Industries Inc.	55,989	1,216
*	Matrix Service Co.	68,370	1,210
*	Cobalt International Energy Inc.	399,013	1,185
*	Exterran Corp.	76,501	1,183
*	Par Pacific Holdings Inc.	57,464	1,078
	Atwood Oceanics Inc.	116,682	1,070
*	Newpark Resources Inc.	243,687	1,053
*,^ ION Geophysical Corp.		128,209	1,036
*	Dawson Geophysical Co.	222,545	1,017
*,^ Flotek Industries Inc.		132,766	973
*,^ Basic Energy Services Inc.		327,605	904
*	TETRA Technologies Inc.	140,562	893
*	Synergy Resources Corp.	112,868	877
*	Natural Gas Services Group Inc.	39,059	845
*,^ Northern Oil and Gas Inc.		209,811	837
*	Abraxas Petroleum Corp.	757,174	765
*	Hornbeck Offshore Services Inc.	75,367	748
*	Green Brick Partners Inc.	96,984	736
	Adams Resources & Energy Inc.	16,758	670
*,^ EXCO Resources Inc.		582,241	576
	Tesco Corp.	65,832	567
*	Contango Oil & Gas Co.	45,407	535
	Gulf Island Fabrication Inc.	66,844	525
*	Parker Drilling Co.	246,302	522
*	Independence Contract Drilling Inc.	98,339	469
*,^ Plug Power Inc.		216,277	443
*,^ Bonanza Creek Energy Inc.		251,039	399
*	Clayton Williams Energy Inc.	41,984	375
*,^ Amyris Inc.		320,610	356
*,^ Solazyme Inc.		173,475	352
*	Pacific Ethanol Inc.	69,913	327
*,^ FuelCell Energy Inc.		47,468	321

*	Unit Corp.	35,800	315
*	PHI Inc. (non-voting shares)	16,385	310
*,^ Ultra Petroleum Corp.		618,163	308
*,^ EP Energy Corp. Class A		60,300	273
*	VAALCO Energy Inc.	280,966	264
	Panhandle Oil and Gas Inc. Class A	14,610	253
*	Gastar Exploration Inc.	226,590	249
*	Eclipse Resources Corp.	168,750	243
*	Jones Energy Inc. Class A	69,223	231
*,^ Enphase Energy Inc.		90,916	212
	Evolution Petroleum Corp.	43,091	209
*	Trecora Resources	20,083	193
*	Sanchez Energy Corp.	32,900	181
*,^ Approach Resources Inc.		146,177	170
*	Helix Energy Solutions Group Inc.	28,500	160
*	Mitcham Industries Inc.	41,316	126
*	PetroQuest Energy Inc.	187,942	114
	CARBO Ceramics Inc.	6,000	85
*,^ Halcon Resources Corp.		83,255	80
*	Ring Energy Inc.	13,495	68
*	Harvest Natural Resources Inc.	111,432	67
*	Geospace Technologies Corp.	1,988	25
*,^ MagneGas Corp.		17,025	18
*,^ Rex Energy Corp.		19,900	15
*	Resolute Energy Corp.	26,351	13
*	Zion Oil & Gas Inc.	6,828	12
*	Key Energy Services Inc.	27,200	10
*	Stone Energy Corp.	11,673	9
*	Comstock Resources Inc.	11,495	9
^	Energy XXI Ltd.	11,115	7
*	PHI Inc. (voting shares)	229	4
*	Ideal Power Inc.	791	4
*	Torchlight Energy Resources Inc.	3,977	3
*	Yuma Energy Inc.	12,744	3
*	Aemetis Inc.	1,072	2
*	Dakota Plains Holdings Inc.	6,067	1
*	Willbros Group Inc.	190	—
*	PrimeEnergy Corp.	10	—
*	Triangle Petroleum Corp.	600	—
*	Warren Resources Inc.	388	—
*	SAExploration Holdings Inc.	1	—
			2,481,073
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	134,187	338
*	Dyax Corp CVR Expire 12/31/2019	266,416	296
*	Adolor Corp. Rights Exp. 07/01/2019	126,930	66
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	288,407	32
*	Ambit Biosciences Corp. CVR Rights	29,736	18
*	Cubist Pharmaceuticals, Inc. CVR	16,200	2
*	Durata Therapeutics Inc CVR Expire 12/31/2018	800	1
*	Allen Organ Co. Escrow Shares	283	—
*	Gerber Scientific Inc. CVR	53,384	—
*	Clinical Data Contingent Value Rights	29,879	—
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	23,285	—
*,^ Biosante Pharmaceutical Inc CVR		156,953	—
			753

Technology (16.2%)
Apple Inc.	9,681,601	1,055,198
Microsoft Corp.	13,810,749	762,768
* Facebook Inc. Class A	4,007,370	457,241
* Alphabet Inc. Class A	537,254	409,871
* Alphabet Inc. Class C	538,626	401,249
Intel Corp.	8,682,910	280,892
Cisco Systems Inc.	9,249,267	263,327
International Business Machines Corp.	1,589,532	240,735
Oracle Corp.	5,791,499	236,930
QUALCOMM Inc.	2,747,711	140,518
Broadcom Ltd.	715,197	110,498
Texas Instruments Inc.	1,850,375	106,249
EMC Corp.	3,576,981	95,327
* salesforce.com inc	1,158,877	85,560
* Adobe Systems Inc.	869,790	81,586
* Cognizant Technology Solutions Corp. Class A	1,117,179	70,047
* Yahoo! Inc.	1,561,421	57,476
Hewlett Packard Enterprise Co.	3,196,119	56,667
Intuit Inc.	448,244	46,622
Applied Materials Inc.	2,077,333	43,998
Corning Inc.	2,044,446	42,708
HP Inc.	3,172,162	39,081
Analog Devices Inc.	569,779	33,725
NVIDIA Corp.	939,034	33,458
* Cerner Corp.	562,150	29,771
SanDisk Corp.	369,478	28,110
Skyworks Solutions Inc.	352,348	27,448
* Red Hat Inc.	335,509	24,999
* Palo Alto Networks Inc.	149,936	24,461
* Autodesk Inc.	414,225	24,153
Lam Research Corp.	292,142	24,131
Symantec Corp.	1,233,383	22,670
Xilinx Inc.	469,207	22,254
Motorola Solutions Inc.	290,138	21,963
* Citrix Systems Inc.	268,741	21,118
KLA-Tencor Corp.	286,172	20,836
* Micron Technology Inc.	1,906,963	19,966
Linear Technology Corp.	439,721	19,594
Maxim Integrated Products Inc.	526,505	19,365
Western Digital Corp.	406,483	19,202
Seagate Technology plc	545,211	18,783
Harris Corp.	229,005	17,830
CA Inc.	574,553	17,690
* Akamai Technologies Inc.	310,570	17,258
Microchip Technology Inc.	355,201	17,121
Juniper Networks Inc.	668,352	17,050
* ServiceNow Inc.	277,520	16,979
* Twitter Inc.	1,004,259	16,620
* Workday Inc. Class A	202,341	15,548
* VeriSign Inc.	172,772	15,297
NetApp Inc.	537,763	14,676
* ANSYS Inc.	162,200	14,510
* Synopsys Inc.	285,184	13,814
* F5 Networks Inc.	129,439	13,701
CDK Global Inc.	291,561	13,572
* Cadence Design Systems Inc.	559,674	13,197

*	Qorvo Inc.	258,514	13,032
*	Gartner Inc.	143,990	12,866
*	Splunk Inc.	238,483	11,669
	CDW Corp.	277,117	11,500
*	athenahealth Inc.	71,607	9,938
	Ingram Micro Inc.	275,204	9,883
*	Ultimate Software Group Inc.	50,074	9,689
	SS&C Technologies Holdings Inc.	152,037	9,642
	Computer Sciences Corp.	253,978	8,734
*	Nuance Communications Inc.	453,573	8,477
	Garmin Ltd.	209,220	8,360
	Marvell Technology Group Ltd.	806,393	8,314
*	Fortinet Inc.	268,116	8,212
*	ARRIS International plc	357,457	8,193
	Teradyne Inc.	376,315	8,125
	Brocade Communications Systems Inc.	758,877	8,029
	CSRA Inc.	297,115	7,992
*	Microsemi Corp.	206,478	7,910
	Pitney Bowes Inc.	360,873	7,773
*	Tyler Technologies Inc.	60,397	7,768
*,^ VMware Inc. Class A		147,696	7,726
*	NCR Corp.	254,250	7,610
*	Manhattan Associates Inc.	133,801	7,609
*	ON Semiconductor Corp.	756,080	7,251
*	Guidewire Software Inc.	131,463	7,162
*	PTC Inc.	209,858	6,959
	DST Systems Inc.	60,293	6,799
	IAC/InterActiveCorp	141,596	6,666
	Leidos Holdings Inc.	132,139	6,649
*	EPAM Systems Inc.	87,769	6,554
*	Teradata Corp.	244,512	6,416
*	CommScope Holding Co. Inc.	228,780	6,388
	Fair Isaac Corp.	57,734	6,125
*	Cavium Inc.	99,338	6,076
*	ViaSat Inc.	80,927	5,947
	Atmel Corp.	731,381	5,939
*	VeriFone Systems Inc.	200,427	5,660
*	IMS Health Holdings Inc.	211,390	5,612
*	Aspen Technology Inc.	152,416	5,507
*	Cree Inc.	189,053	5,501
*	Integrated Device Technology Inc.	268,403	5,486
	Blackbaud Inc.	85,917	5,403
*	Synaptics Inc.	67,430	5,377
	j2 Global Inc.	84,498	5,203
	SYNNEX Corp.	54,356	5,033
	Cypress Semiconductor Corp.	581,118	5,032
*	NetSuite Inc.	72,889	4,992
*	Qlik Technologies Inc.	170,920	4,943
*	FireEye Inc.	264,498	4,758
*	CACI International Inc. Class A	44,448	4,743
*	Tech Data Corp.	61,617	4,730
*	Ellie Mae Inc.	51,936	4,707
*	Ciena Corp.	247,344	4,704
*	Allscripts Healthcare Solutions Inc.	346,000	4,571
*	Rackspace Hosting Inc.	209,577	4,525
*	ACI Worldwide Inc.	216,858	4,508
*	Tableau Software Inc. Class A	96,247	4,415

	Mentor Graphics Corp.	215,003	4,371
*,^ Arista Networks Inc.		68,355	4,313
*	Cirrus Logic Inc.	116,812	4,253
*	Infinera Corp.	259,938	4,175
*	Fairchild Semiconductor International Inc. Class A	207,810	4,156
	Monolithic Power Systems Inc.	65,301	4,156
*	NetScout Systems Inc.	173,065	3,975
*	Proofpoint Inc.	71,904	3,867
	Science Applications International Corp.	71,719	3,825
*	Verint Systems Inc.	113,860	3,801
	Lexmark International Inc. Class A	113,632	3,799
*	Medidata Solutions Inc.	96,651	3,741
*	Electronics For Imaging Inc.	87,656	3,716
*	EchoStar Corp. Class A	83,831	3,713
	MKS Instruments Inc.	97,999	3,690
*	Dycom Industries Inc.	56,477	3,652
	InterDigital Inc.	64,795	3,606
*	Finisar Corp.	196,117	3,577
*	Entegris Inc.	257,616	3,509
	CSG Systems International Inc.	76,608	3,460
*,^ Advanced Micro Devices Inc.		1,166,456	3,324
*	Silicon Laboratories Inc.	72,676	3,268
*	Advanced Energy Industries Inc.	93,890	3,266
	Intersil Corp. Class A	243,798	3,260
*	CommVault Systems Inc.	74,542	3,218
*	Veeva Systems Inc. Class A	127,473	3,192
	Diebold Inc.	107,026	3,094
*,^ 3D Systems Corp.		199,987	3,094
*	MicroStrategy Inc. Class A	17,097	3,073
*	Syntel Inc.	61,178	3,055
*	Viavi Solutions Inc.	436,159	2,992
*	BroadSoft Inc.	74,017	2,987
*	Cray Inc.	70,309	2,947
*	Cornerstone OnDemand Inc.	89,753	2,941
*	Rovi Corp.	143,097	2,935
*	Rambus Inc.	213,341	2,933
	Tessera Technologies Inc.	93,941	2,912
*	Fleetmatics Group plc	71,110	2,895
*	Zendesk Inc.	138,202	2,893
	Cogent Communications Holdings Inc.	74,099	2,892
*	Bottomline Technologies de Inc.	93,669	2,856
*	NETGEAR Inc.	70,338	2,840
*	Progress Software Corp.	116,333	2,806
*	Semtech Corp.	127,193	2,797
*	Insight Enterprises Inc.	95,365	2,731
*	Polycom Inc.	241,907	2,697
*	Premier Inc. Class A	80,360	2,681
*	Paycom Software Inc.	74,402	2,649
	Power Integrations Inc.	52,775	2,621
	Ebix Inc.	63,307	2,582
*	HubSpot Inc.	56,617	2,470
	NIC Inc.	134,681	2,428
	Plantronics Inc.	61,421	2,407
*	Demandware Inc.	61,438	2,402
*	Callidus Software Inc.	137,219	2,289
*	Gigamon Inc.	73,340	2,275
*	Lumentum Holdings Inc.	83,694	2,257

*	QLogic Corp.	167,861	2,256
*	Infoblox Inc.	130,843	2,237
	Cabot Microelectronics Corp.	52,633	2,153
*	LogMeIn Inc.	42,477	2,143
	ADTRAN Inc.	103,410	2,091
*	ScanSource Inc.	47,245	1,908
*,^ Ubiquiti Networks Inc.		55,312	1,840
*	Diodes Inc.	89,553	1,800
*	Interactive Intelligence Group Inc.	49,378	1,798
	Computer Programs & Systems Inc.	34,213	1,783
	Pegasystems Inc.	70,016	1,777
*	Synchronoss Technologies Inc.	54,715	1,769
*	Web.com Group Inc.	88,382	1,752
*	CalAmp Corp.	95,814	1,718
*	Amkor Technology Inc.	278,064	1,638
*	Super Micro Computer Inc.	47,893	1,632
*	Envestnet Inc.	59,706	1,624
	Epiq Systems Inc.	107,606	1,616
*	Applied Micro Circuits Corp.	249,378	1,611
	Brooks Automation Inc.	154,367	1,605
*	Lattice Semiconductor Corp.	282,250	1,603
*	CEVA Inc.	68,431	1,540
	West Corp.	66,296	1,513
*	Xura Inc.	71,052	1,398
	Inteliquent Inc.	84,531	1,357
	Hackett Group Inc.	88,487	1,338
*	SPS Commerce Inc.	30,874	1,326
*	Ixia	106,069	1,322
*	FormFactor Inc.	180,632	1,313
*	InvenSense Inc.	154,912	1,301
*	Boingo Wireless Inc.	168,030	1,297
*	RealPage Inc.	61,051	1,272
*	Virtusa Corp.	33,803	1,266
*	Inphi Corp.	37,581	1,253
*	Axcelis Technologies Inc.	438,959	1,229
	Monotype Imaging Holdings Inc.	49,812	1,191
	Quality Systems Inc.	73,463	1,120
	American Software Inc. Class A	122,227	1,100
*	GoDaddy Inc. Class A	33,864	1,095
*	Intralinks Holdings Inc.	131,630	1,037
*	Gogo Inc.	90,863	1,000
*	MaxLinear Inc.	51,879	960
*	Endurance International Group Holdings Inc.	90,675	955
*	Alliance Fiber Optic Products Inc.	63,554	940
*	Perficient Inc.	42,833	930
	Cohu Inc.	76,738	912
	Forrester Research Inc.	27,092	911
*	Ruckus Wireless Inc.	91,977	902
	Comtech Telecommunications Corp.	38,207	893
*	Actua Corp.	97,793	885
*	RingCentral Inc. Class A	55,343	872
*	Mercury Systems Inc.	42,323	859
	Concurrent Computer Corp.	144,259	851
*,^ Shutterstock Inc.		22,787	837
*	PROS Holdings Inc.	70,039	826
*	Qualys Inc.	31,989	810
*	Marketo Inc.	40,945	801

*	Carbonite Inc.	94,884	756
*	Calix Inc.	103,980	737
*	Loral Space & Communications Inc.	20,518	721
*	Digi International Inc.	75,909	716
*	Harmonic Inc.	214,815	702
*	Alpha & Omega Semiconductor Ltd.	59,224	702
*	AXT Inc.	282,829	699
*	Agilysys Inc.	67,182	686
*	Brightcove Inc.	109,592	684
	IXYS Corp.	60,446	678
*	Ultratech Inc.	30,501	666
*	Blucora Inc.	126,512	653
*	Benefitfocus Inc.	19,346	645
*	Cvent Inc.	29,935	641
*	Photronics Inc.	60,667	632
*	2U Inc.	26,839	607
*	Ciber Inc.	268,615	567
*	RigNet Inc.	40,600	555
*	VASCO Data Security International Inc.	35,563	548
*	EMCORE Corp.	107,928	540
*	Extreme Networks Inc.	171,913	535
*	Limelight Networks Inc.	288,017	521
*	Unisys Corp.	65,214	502
*	Exar Corp.	86,740	499
*	LivePerson Inc.	84,947	497
*	Xcerra Corp.	75,822	494
*	ChannelAdvisor Corp.	43,142	485
*	Immersion Corp.	57,685	476
*	New Relic Inc.	18,169	474
*	Tangoe Inc.	59,708	471
*	Amtech Systems Inc.	72,023	467
*	VOXX International Corp. Class A	102,600	459
*	Nimble Storage Inc.	56,485	443
*	DSP Group Inc.	47,478	433
*	Vectrus Inc.	19,009	432
*	iPass Inc.	390,816	430
*	Internap Corp.	157,326	429
*	A10 Networks Inc.	68,949	408
*	Guidance Software Inc.	93,445	402
*	Cascade Microtech Inc.	19,393	400
*	ePlus Inc.	4,849	390
*,^ Digimarc Corp.		12,861	390
*	Mitek Systems Inc.	57,594	377
*	Edgewater Technology Inc.	46,566	363
*	MeetMe Inc.	122,147	347
*	KVH Industries Inc.	35,175	336
*	Jive Software Inc.	88,234	334
*	Icad Inc.	64,632	330
	PC Connection Inc.	12,726	328
*	Datalink Corp.	35,769	327
*	Aware Inc.	87,593	327
*	Q2 Holdings Inc.	13,353	321
*	Textura Corp.	16,800	313
*	Rightside Group Ltd.	36,922	297
*	SciQuest Inc.	21,225	295
*	ShoreTel Inc.	37,347	278
*	Nanometrics Inc.	17,193	272

	Computer Task Group Inc.	51,182	262
	Unwired Planet Inc.	26,116	257
*	Barracuda Networks Inc.	15,188	234
*	Aviat Networks Inc.	327,967	233
*	Sigma Designs Inc.	32,557	221
*	FalconStor Software Inc.	164,416	220
*	SunEdison Semiconductor Ltd.	33,100	214
*	PDF Solutions Inc.	15,248	204
	LRAD Corp.	119,396	198
*	Zix Corp.	48,978	192
*	BSQUARE Corp.	32,490	192
*	United Online Inc.	16,190	187
	QAD Inc. Class A	8,758	186
*	Rudolph Technologies Inc.	13,328	182
*	Box Inc.	14,520	178
*	eGain Corp.	49,676	176
*	Kopin Corp.	105,030	174
*	Mattson Technology Inc.	45,776	167
*	Rosetta Stone Inc.	24,171	162
*	KEYW Holding Corp.	23,960	159
*	Quantum Corp.	259,882	159
*	Imation Corp.	98,843	153
*	Telenav Inc.	25,963	153
*	Systemax Inc.	17,314	152
*	Clearfield Inc.	9,367	151
*	Covisint Corp.	74,854	150
	Simulations Plus Inc.	16,404	145
*	Alarm.com Holdings Inc.	6,050	143
*	Amber Road Inc.	23,960	130
*	Vocera Communications Inc.	10,161	130
*	Hutchinson Technology Inc.	34,932	128
*	Castlight Health Inc. Class B	38,089	127
	Evolving Systems Inc.	21,792	125
	PC-Tel Inc.	25,151	120
*,^ VirnetX Holding Corp.		25,600	118
*	Match Group Inc.	10,588	117
*	Pendrell Corp.	215,736	114
*	Exa Corp.	8,672	112
*	GSI Technology Inc.	26,114	107
*,^ Park City Group Inc.		11,753	106
*	Datawatch Corp.	21,298	105
	NCI Inc. Class A	7,496	105
*	Seachange International Inc.	18,579	103
*,^ SunEdison Inc.		188,364	102
	Preformed Line Products Co.	2,778	101
*	Hortonworks Inc.	8,899	101
*	Varonis Systems Inc.	5,433	99
*,^ Pure Storage Inc. Class A		6,400	88
*	Aerohive Networks Inc.	17,209	86
*	Lantronix Inc.	89,562	85
*,^ OPOWER Inc.		11,200	76
*,^ CVD Equipment Corp.		8,553	72
*	MobileIron Inc.	15,800	71
*	Imprivata Inc.	5,533	70
*	NetSol Technologies Inc.	9,891	69
*	Support.com Inc.	80,043	69
*	Intermolecular Inc.	25,996	66

	ClearOne Inc.	5,669	66
*	RELM Wireless Corp.	13,400	61
*	GigOptix Inc.	21,882	59
*	PAR Technology Corp.	7,772	52
*	Mastech Holdings Inc.	5,931	43
*	GSE Systems Inc.	14,462	39
*	QuickLogic Corp.	32,504	34
*	Pixelworks Inc.	15,645	34
*	Synacor Inc.	23,769	33
	CSP Inc.	5,391	32
*	Inuvo Inc.	17,600	31
*	ID Systems Inc.	6,809	30
*	ADDvantage Technologies Group Inc.	14,730	28
*,^ Appfolio Inc.		2,120	26
*,^ TransEnterix Inc.		6,030	26
*	Identiv Inc.	11,839	26
*	Oclaro Inc.	4,416	24
*	Westell Technologies Inc. Class A	18,333	21
*	Zhone Technologies Inc.	13,100	21
*	Numerex Corp. Class A	3,305	20
*	Rapid7 Inc.	1,210	16
*	Violin Memory Inc.	25,189	13
*	Ultra Clean Holdings Inc.	2,430	13
*	MoSys Inc.	19,562	13
	TransAct Technologies Inc.	1,540	13
	QAD Inc. Class B	597	11
*	Square Inc.	605	9
*	Smith Micro Software Inc.	14,080	8
	Communications Systems Inc.	1,077	8
*	Workiva Inc.	646	8
*	Key Tronic Corp.	850	6
*	inTEST Corp.	900	4
*	ParkerVision Inc.	1,083	3
*,^ Crossroads Systems Inc.		13,792	3
*	ARC Group Worldwide Inc.	579	1
*	Rocket Fuel Inc.	228	1
*	Code Rebel Corp.	100	—
*	Netlist Inc.	100	—
			6,471,849
Telecommunications (2.5%)
	AT&T Inc.	11,306,179	442,863
	Verizon Communications Inc.	7,487,960	404,949
	CenturyLink Inc.	1,002,377	32,036
*	Level 3 Communications Inc.	523,682	27,677
*	SBA Communications Corp. Class A	231,772	23,217
*	T-Mobile US Inc.	526,308	20,158
	Frontier Communications Corp.	2,147,248	12,003
	Telephone & Data Systems Inc.	167,481	5,039
*	Zayo Group Holdings Inc.	200,968	4,871
*,^ Sprint Corp.		1,094,033	3,807
	Shenandoah Telecommunications Co.	95,328	2,550
*	Cincinnati Bell Inc.	592,944	2,295
	Atlantic Tele-Network Inc.	28,262	2,143
	Consolidated Communications Holdings Inc.	82,204	2,118
*	8x8 Inc.	202,542	2,038
*	United States Cellular Corp.	34,938	1,596
	EarthLink Holdings Corp.	274,900	1,559

*	General Communication Inc. Class A	82,041	1,503
^	Windstream Holdings Inc.	191,760	1,473
	Spok Holdings Inc.	80,917	1,417
*	Vonage Holdings Corp.	244,543	1,117
*,^ Globalstar Inc.		733,881	1,079
*	NTELOS Holdings Corp.	112,912	1,039
*	Alaska Communications Systems Group Inc.	389,302	693
*,^ Straight Path Communications Inc. Class B		21,734	674
*	Iridium Communications Inc.	83,947	661
	IDT Corp. Class B	42,249	659
*,^ FairPoint Communications Inc.		35,708	531
*	Lumos Networks Corp.	28,613	367
*	inContact Inc.	40,779	362
*	ORBCOMM Inc.	32,297	327
*	GTT Communications Inc.	14,507	240
*,^ pdvWireless Inc.		5,800	199
*	Hawaiian Telcom Holdco Inc.	6,486	153
*	HC2 Holdings Inc.	32,201	123
*	Elephant Talk Communications Corp.	214,438	47
*	Towerstream Corp.	35,314	4
			1,003,587
Utilities (3.5%)
	Duke Energy Corp.	1,264,612	102,029
	NextEra Energy Inc.	846,242	100,144
	Southern Co.	1,669,892	86,384
	Dominion Resources Inc.	1,093,774	82,164
	Exelon Corp.	1,690,034	60,605
	American Electric Power Co. Inc.	902,160	59,903
	PG&E Corp.	905,415	54,071
	PPL Corp.	1,236,127	47,059
	Sempra Energy	433,231	45,078
	Public Service Enterprise Group Inc.	929,537	43,818
	Edison International	598,602	43,034
	Consolidated Edison Inc.	539,404	41,329
	Xcel Energy Inc.	932,473	38,996
	WEC Energy Group Inc.	579,952	34,838
	Eversource Energy	582,755	33,998
	DTE Energy Co.	329,740	29,894
	FirstEnergy Corp.	778,753	28,012
	Entergy Corp.	327,779	25,986
	American Water Works Co. Inc.	327,696	22,588
	Ameren Corp.	445,816	22,335
	CMS Energy Corp.	510,726	21,675
	SCANA Corp.	236,398	16,583
	CenterPoint Energy Inc.	750,950	15,710
	Alliant Energy Corp.	208,601	15,495
	Pinnacle West Capital Corp.	203,970	15,312
	AES Corp.	1,226,952	14,478
	AGL Resources Inc.	221,257	14,413
	Atmos Energy Corp.	187,627	13,933
	NiSource Inc.	587,427	13,840
	Westar Energy Inc. Class A	260,341	12,916
	UGI Corp.	315,986	12,731
	ITC Holdings Corp.	280,623	12,227
	TECO Energy Inc.	432,445	11,905
	ONEOK Inc.	385,827	11,521
	Aqua America Inc.	322,885	10,274

*	Calpine Corp.	653,275	9,910
	Great Plains Energy Inc.	282,722	9,118
	Piedmont Natural Gas Co. Inc.	148,979	8,913
	Questar Corp.	321,684	7,978
	Vectren Corp.	151,551	7,662
	NRG Energy Inc.	575,377	7,486
	National Fuel Gas Co.	147,331	7,374
	IDACORP Inc.	92,208	6,878
	WGL Holdings Inc.	91,353	6,611
	Portland General Electric Co.	162,788	6,429
	Hawaiian Electric Industries Inc.	196,853	6,378
	Cleco Corp.	110,624	6,108
	ONE Gas Inc.	95,735	5,849
	New Jersey Resources Corp.	157,353	5,732
	Black Hills Corp.	94,056	5,656
	NorthWestern Corp.	88,167	5,444
	Southwest Gas Corp.	82,297	5,419
	Laclede Group Inc.	75,625	5,124
	ALLETE Inc.	89,636	5,026
	PNM Resources Inc.	145,632	4,911
	Avista Corp.	114,569	4,672
	Avangrid Inc.	113,107	4,537
	South Jersey Industries Inc.	127,233	3,620
	El Paso Electric Co.	73,691	3,381
	MGE Energy Inc.	63,600	3,323
*	Dynegy Inc.	218,981	3,147
	Northwest Natural Gas Co.	50,371	2,712
	Empire District Electric Co.	79,761	2,636
	American States Water Co.	66,905	2,633
	California Water Service Group	77,265	2,065
	Ormat Technologies Inc.	46,326	1,910
	Chesapeake Utilities Corp.	28,754	1,811
	SJW Corp.	40,219	1,462
*	Talen Energy Corp.	157,660	1,419
	Connecticut Water Service Inc.	26,326	1,187
	TerraForm Power Inc. Class A	123,093	1,065
	Atlantic Power Corp.	351,954	866
	Unitil Corp.	16,080	683
	Middlesex Water Co.	17,081	527
	York Water Co.	13,313	406
	Genie Energy Ltd. Class B	44,732	340
	Artesian Resources Corp. Class A	11,011	308
*,^ Cadiz Inc.		41,609	217
	Delta Natural Gas Co. Inc.	9,196	213
*	US Geothermal Inc.	270,190	183
*	Pure Cycle Corp.	27,648	125
*	Sunrun Inc.	16,950	110
*	Vivint Solar Inc.	13,200	35
	Gas Natural Inc.	4,059	32
			1,394,909
Total Common Stocks (Cost $25,210,738)			39,738,035

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund	0.495%		333,675,214	333,675

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 Federal Home Loan Bank Discount Notes	0.285%	4/29/16	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.501%	5/3/16	2,000	1,999
[5,6] Federal Home Loan Bank Discount Notes	0.476%	8/17/16	9,100	9,085
				16,083
Total Temporary Cash Investments (Cost $349,756)				349,758
Total Investments (100.4%) (Cost $25,560,494)				40,087,793
Other Asset and Liabilities-Net (-0.4%)[4]				(147,034)
Net Assets (100%)				39,940,759

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $154,273,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $162,052,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $10,086,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Institutional Total Stock Market Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	39,737,138	—	897
Temporary Cash Investments	333,675	16,083	—
Futures Contracts—Assets[1]	73	—	—
Futures Contracts—Liabilities[1]	(362)	—	—
Total	40,070,524	16,083	897
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	1,754	179,917	2,900
E-mini Russell 2000 Index	June 2016	210	23,302	661
				3,561

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Total Stock Market Index Fund

D. At March 31, 2016, the cost of investment securities for tax purposes was $25,561,707,000. Net unrealized appreciation of investment securities for tax purposes was $14,526,086,000, consisting of unrealized gains of $15,623,559,000 on securities that had risen in value since their purchase and $1,097,473,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Index Fund

Schedule of Investments
As of March 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.9%)
*	Amazon.com Inc.	4,268,157	2,533,749
	Home Depot Inc.	14,016,640	1,870,240
	Walt Disney Co.	16,594,511	1,648,001
	Comcast Corp. Class A	26,897,076	1,642,873
	McDonald's Corp.	9,967,929	1,252,769
	Starbucks Corp.	16,342,182	975,628
	NIKE Inc. Class B	14,924,889	917,433
	Lowe's Cos. Inc.	10,118,139	766,449
*	Priceline Group Inc.	548,620	707,149
	Time Warner Cable Inc.	3,132,219	640,915
	Time Warner Inc.	8,737,084	633,875
	Ford Motor Co.	43,110,546	581,992
	TJX Cos. Inc.	7,403,494	580,064
	Target Corp.	6,659,403	547,936
	General Motors Co.	15,522,805	487,882
*	Netflix Inc.	4,727,816	483,325
	Twenty-First Century Fox Inc. Class A	16,857,748	469,994
	Yum! Brands Inc.	4,518,056	369,803
*	O'Reilly Automotive Inc.	1,074,352	294,007
	Johnson Controls Inc.	7,165,858	279,253
	Dollar General Corp.	3,216,106	275,299
*	AutoZone Inc.	333,919	266,030
	Carnival Corp.	4,981,433	262,870
	Ross Stores Inc.	4,477,119	259,225
	CBS Corp. Class B	4,662,850	256,876
	L Brands Inc.	2,815,605	247,238
	VF Corp.	3,753,915	243,104
	Delphi Automotive plc	3,067,873	230,152
	Omnicom Group Inc.	2,648,490	220,434
*	Dollar Tree Inc.	2,595,568	214,031
*	Under Armour Inc. Class A	2,008,093	170,347
	Genuine Parts Co.	1,652,752	164,217
	Viacom Inc. Class B	3,829,903	158,098
*	Chipotle Mexican Grill Inc. Class A	332,109	156,413
	Starwood Hotels & Resorts Worldwide Inc.	1,863,716	155,490
	Royal Caribbean Cruises Ltd.	1,874,567	153,996
	Whirlpool Corp.	853,728	153,961
	Macy's Inc.	3,430,102	151,233
	Marriott International Inc. Class A	2,101,516	149,586
	Expedia Inc.	1,309,880	141,231
*	Mohawk Industries Inc.	703,112	134,224
	Tractor Supply Co.	1,475,432	133,468
^	Newell Rubbermaid Inc.	2,953,780	130,823
	Advance Auto Parts Inc.	810,575	129,968
	Mattel Inc.	3,758,543	126,362
	Coach Inc.	3,069,807	123,069
	Hanesbrands Inc.	4,329,694	122,703
*	Michael Kors Holdings Ltd.	1,983,439	112,977
*,^ CarMax Inc.		2,163,570	110,558

DR Horton Inc.	3,637,939	109,975
Signet Jewelers Ltd.	879,197	109,047
Harley-Davidson Inc.	2,034,243	104,418
Interpublic Group of Cos. Inc.	4,445,230	102,018
Best Buy Co. Inc.	3,114,319	101,028
Hasbro Inc.	1,241,668	99,458
Kohl's Corp.	2,098,330	97,803
Goodyear Tire & Rubber Co.	2,955,668	97,478
Lennar Corp. Class A	1,991,102	96,290
Wyndham Worldwide Corp.	1,243,653	95,052
BorgWarner Inc.	2,416,810	92,805
Tiffany & Co.	1,233,106	90,485
* Bed Bath & Beyond Inc.	1,808,266	89,762
PVH Corp.	903,353	89,486
Darden Restaurants Inc.	1,275,806	84,586
^ Wynn Resorts Ltd.	899,910	84,079
* TripAdvisor Inc.	1,259,338	83,746
^ Nordstrom Inc.	1,419,277	81,197
Cablevision Systems Corp. Class A	2,459,859	81,175
Staples Inc.	7,138,424	78,737
Gap Inc.	2,501,419	73,542
Leggett & Platt Inc.	1,498,811	72,542
* Discovery Communications Inc.	2,630,746	71,030
Harman International Industries Inc.	783,689	69,780
News Corp. Class A	5,397,227	68,923
H&R Block Inc.	2,608,281	68,911
Scripps Networks Interactive Inc. Class A	1,048,706	68,690
PulteGroup Inc.	3,504,068	65,561
Ralph Lauren Corp. Class A	642,602	61,857
TEGNA Inc.	2,428,804	56,980
Garmin Ltd.	1,301,292	52,000
* Discovery Communications Inc. Class A	1,659,209	47,503
* AutoNation Inc.	817,838	38,177
^ GameStop Corp. Class A	1,152,156	36,558
* Urban Outfitters Inc.	959,727	31,757
Twenty-First Century Fox Inc.	283,614	7,998
		25,597,754
Consumer Staples (10.4%)
Procter & Gamble Co.	29,323,790	2,413,641
Coca-Cola Co.	43,076,506	1,998,319
Philip Morris International Inc.	17,128,425	1,680,470
PepsiCo Inc.	15,979,473	1,637,576
Altria Group Inc.	21,646,071	1,356,343
CVS Health Corp.	12,144,595	1,259,759
Wal-Mart Stores Inc.	17,345,814	1,188,015
Walgreens Boots Alliance Inc.	9,541,977	803,816
Costco Wholesale Corp.	4,860,221	765,874
Colgate-Palmolive Co.	9,871,098	697,393
Mondelez International Inc. Class A	17,347,024	695,963
Kimberly-Clark Corp.	3,990,839	536,808
Kraft Heinz Co.	6,567,058	515,908
Reynolds American Inc.	9,142,993	459,984
General Mills Inc.	6,552,649	415,110
Kroger Co.	10,764,459	411,740
Constellation Brands Inc. Class A	1,944,368	293,775
Sysco Corp.	5,804,508	271,245
Archer-Daniels-Midland Co.	6,581,015	238,957

	Estee Lauder Cos. Inc. Class A	2,453,143	231,356
*	Monster Beverage Corp.	1,659,935	221,402
	Tyson Foods Inc. Class A	3,239,881	215,970
	ConAgra Foods Inc.	4,799,015	214,132
	Kellogg Co.	2,787,714	213,399
	Molson Coors Brewing Co. Class B	2,032,150	195,452
	Dr Pepper Snapple Group Inc.	2,071,025	185,191
	Clorox Co.	1,430,999	180,392
	Mead Johnson Nutrition Co.	2,061,169	175,137
	JM Smucker Co.	1,323,102	171,792
	Hershey Co.	1,585,555	146,014
	Church & Dwight Co. Inc.	1,433,935	132,180
	Hormel Foods Corp.	2,987,600	129,184
	Campbell Soup Co.	1,987,809	126,802
	McCormick & Co. Inc.	1,272,642	126,602
	Coca-Cola Enterprises Inc.	2,312,035	117,313
	Whole Foods Market Inc.	3,588,395	111,635
	Brown-Forman Corp. Class B	1,110,924	109,393
			20,644,042
Energy (6.7%)
	Exxon Mobil Corp.	45,906,755	3,837,346
	Chevron Corp.	20,818,454	1,986,080
	Schlumberger Ltd.	13,855,780	1,021,864
	Occidental Petroleum Corp.	8,446,405	577,987
	ConocoPhillips	13,669,943	550,489
	Phillips 66	5,184,518	448,927
	EOG Resources Inc.	6,072,941	440,774
	Kinder Morgan Inc.	20,228,059	361,273
	Halliburton Co.	9,488,407	338,926
	Valero Energy Corp.	5,199,815	333,516
	Anadarko Petroleum Corp.	5,620,497	261,747
	Pioneer Natural Resources Co.	1,804,878	254,018
	Spectra Energy Corp.	7,423,065	227,146
	Marathon Petroleum Corp.	5,842,082	217,209
	Baker Hughes Inc.	4,840,267	212,149
	Apache Corp.	4,181,916	204,119
	Devon Energy Corp.	5,641,073	154,791
	Hess Corp.	2,927,275	154,121
	Noble Energy Inc.	4,740,633	148,903
*	Concho Resources Inc.	1,427,540	144,239
*	Cameron International Corp.	2,118,065	142,016
	National Oilwell Varco Inc.	4,154,241	129,197
	Williams Cos. Inc.	7,545,302	121,253
	EQT Corp.	1,761,166	118,456
	Cabot Oil & Gas Corp.	5,063,586	114,994
	Tesoro Corp.	1,315,912	113,182
	Columbia Pipeline Group Inc.	4,420,033	110,943
	Marathon Oil Corp.	9,325,923	103,891
	Cimarex Energy Co.	1,048,187	101,957
*	Newfield Exploration Co.	2,190,255	72,826
^	Helmerich & Payne Inc.	1,193,995	70,111
	ONEOK Inc.	2,321,387	69,317
*	FMC Technologies Inc.	2,511,400	68,712
^	Range Resources Corp.	1,874,720	60,703
	Murphy Oil Corp.	1,787,624	45,030
*,^ Southwestern Energy Co.		4,307,476	34,761
^	Transocean Ltd.	3,783,567	34,582

^ Chesapeake Energy Corp.	5,719,806	23,566
^ Diamond Offshore Drilling Inc.	705,479	15,330
California Resources Corp.	313,419	323
		13,426,774
Financials (15.6%)
* Berkshire Hathaway Inc. Class B	19,573,010	2,777,019
Wells Fargo & Co.	51,071,237	2,469,805
JPMorgan Chase & Co.	40,574,304	2,402,810
Bank of America Corp.	114,153,694	1,543,358
Citigroup Inc.	32,593,162	1,360,764
US Bancorp	18,048,220	732,577
Simon Property Group Inc.	3,421,207	710,550
American International Group Inc.	12,709,582	686,953
Goldman Sachs Group Inc.	4,343,109	681,781
Chubb Ltd.	5,095,907	607,177
American Express Co.	9,061,339	556,366
MetLife Inc.	12,126,964	532,859
American Tower Corporation	4,681,662	479,262
BlackRock Inc.	1,394,180	474,816
PNC Financial Services Group Inc.	5,534,270	468,033
Public Storage	1,626,541	448,649
Bank of New York Mellon Corp.	11,881,117	437,581
Morgan Stanley	16,871,330	421,952
Capital One Financial Corp.	5,824,079	403,667
Travelers Cos. Inc.	3,260,755	380,563
Charles Schwab Corp.	13,281,689	372,153
CME Group Inc.	3,740,924	359,316
Prudential Financial Inc.	4,930,159	356,056
Marsh & McLennan Cos. Inc.	5,761,872	350,264
Crown Castle International Corp.	3,689,699	319,159
Aon plc	2,985,563	311,842
Intercontinental Exchange Inc.	1,314,227	309,027
Equity Residential	4,036,448	302,855
Aflac Inc.	4,642,785	293,145
McGraw Hill Financial Inc.	2,932,626	290,271
AvalonBay Communities Inc.	1,514,483	288,055
BB&T Corp.	8,627,426	287,034
Allstate Corp.	4,181,810	281,729
^ Welltower Inc.	3,925,867	272,220
Weyerhaeuser Co.	8,726,208	270,338
* Synchrony Financial	9,217,448	264,172
State Street Corp.	4,421,880	258,768
Prologis Inc.	5,801,040	256,290
Equinix Inc.	761,650	251,885
Ventas Inc.	3,715,117	233,904
Discover Financial Services	4,578,646	233,145
Progressive Corp.	6,459,406	226,983
Boston Properties Inc.	1,697,862	215,764
Hartford Financial Services Group Inc.	4,384,937	202,058
T. Rowe Price Group Inc.	2,743,368	201,528
SunTrust Banks Inc.	5,582,371	201,412
M&T Bank Corp.	1,759,468	195,301
General Growth Properties Inc.	6,437,894	191,399
Vornado Realty Trust	1,959,595	185,045
Willis Towers Watson plc	1,527,487	181,252
Moody's Corp.	1,874,395	180,992
Ameriprise Financial Inc.	1,867,774	175,589

Realty Income Corp.	2,768,211	173,041
Essex Property Trust Inc.	723,084	169,100
HCP Inc.	5,146,153	167,662
* Berkshire Hathaway Inc. Class A	759	162,009
Franklin Resources Inc.	4,127,239	161,169
Northern Trust Corp.	2,379,311	155,060
Fifth Third Bancorp	8,658,049	144,503
Invesco Ltd.	4,603,105	141,638
Host Hotels & Resorts Inc.	8,312,826	138,824
Kimco Realty Corp.	4,573,378	131,622
Extra Space Storage Inc.	1,382,436	129,202
Citizens Financial Group Inc.	5,834,695	122,237
Federal Realty Investment Trust	770,183	120,187
XL Group plc Class A	3,225,562	118,701
Principal Financial Group Inc.	2,991,580	118,018
UDR Inc.	2,953,046	113,781
Loews Corp.	2,960,429	113,266
Regions Financial Corp.	14,235,986	111,752
Macerich Co.	1,401,521	111,056
SL Green Realty Corp.	1,106,071	107,156
Cincinnati Financial Corp.	1,635,041	106,866
Lincoln National Corp.	2,663,548	104,411
KeyCorp	9,237,069	101,977
* Affiliated Managers Group Inc.	596,891	96,935
* CBRE Group Inc. Class A	3,214,560	92,644
Nasdaq Inc.	1,264,465	83,935
Huntington Bancshares Inc.	8,763,554	83,604
Unum Group	2,640,390	81,641
* E*TRADE Financial Corp.	3,125,100	76,534
Comerica Inc.	1,933,146	73,208
Apartment Investment & Management Co.	1,731,175	72,398
Iron Mountain Inc.	2,127,660	72,149
Torchmark Corp.	1,246,565	67,514
Leucadia National Corp.	3,669,807	59,341
Assurant Inc.	716,022	55,241
People's United Financial Inc.	3,431,775	54,668
Zions Bancorporation	2,251,620	54,512
Navient Corp.	3,789,569	45,361
Legg Mason Inc.	1,190,693	41,293
		31,029,709
Health Care (14.2%)
Johnson & Johnson	30,503,660	3,300,496
Pfizer Inc.	66,862,403	1,981,802
Merck & Co. Inc.	30,681,322	1,623,349
Gilead Sciences Inc.	15,111,211	1,388,116
UnitedHealth Group Inc.	10,510,239	1,354,770
Amgen Inc.	8,314,923	1,246,656
Bristol-Myers Squibb Co.	18,457,282	1,179,051
* Allergan plc	4,363,578	1,169,570
Medtronic plc	15,546,263	1,165,970
AbbVie Inc.	17,814,080	1,017,540
* Celgene Corp.	8,642,514	865,029
Eli Lilly & Co.	10,762,354	774,997
Abbott Laboratories	16,289,915	681,407
* Biogen Inc.	2,417,986	629,450
Thermo Fisher Scientific Inc.	4,381,706	620,406
* Express Scripts Holding Co.	7,378,267	506,813

Aetna Inc.	3,860,888	433,771
Anthem Inc.	2,886,208	401,154
McKesson Corp.	2,526,785	397,337
Cigna Corp.	2,827,242	388,011
Stryker Corp.	3,463,347	371,583
Becton Dickinson and Co.	2,341,561	355,496
* Alexion Pharmaceuticals Inc.	2,490,519	346,730
* Regeneron Pharmaceuticals Inc.	863,118	311,102
Baxalta Inc.	7,521,968	303,888
Humana Inc.	1,639,389	299,926
Cardinal Health Inc.	3,640,568	298,345
* Boston Scientific Corp.	14,905,110	280,365
* HCA Holdings Inc.	3,378,824	263,717
* Illumina Inc.	1,625,020	263,432
Baxter International Inc.	6,056,445	248,799
* Intuitive Surgical Inc.	413,214	248,362
Zoetis Inc.	5,056,191	224,141
* Vertex Pharmaceuticals Inc.	2,723,743	216,510
* Mylan NV	4,556,417	211,190
Zimmer Biomet Holdings Inc.	1,978,193	210,935
* Edwards Lifesciences Corp.	2,368,725	208,945
Perrigo Co. plc	1,618,431	207,046
AmerisourceBergen Corp. Class A	2,157,747	186,753
* Cerner Corp.	3,339,730	176,872
St. Jude Medical Inc.	3,135,218	172,437
CR Bard Inc.	815,104	165,197
DENTSPLY SIRONA Inc.	2,667,200	164,380
* Henry Schein Inc.	905,806	156,369
Agilent Technologies Inc.	3,623,224	144,385
* DaVita HealthCare Partners Inc.	1,831,199	134,373
* Laboratory Corp. of America Holdings	1,124,239	131,682
Universal Health Services Inc. Class B	999,106	124,609
* Waters Corp.	897,379	118,382
* Centene Corp.	1,877,529	115,599
Quest Diagnostics Inc.	1,574,468	112,496
* Hologic Inc.	2,728,310	94,127
* Varian Medical Systems Inc.	1,055,698	84,477
* Mallinckrodt plc	1,237,048	75,806
* Endo International plc	2,259,733	63,611
PerkinElmer Inc.	1,213,577	60,024
Patterson Cos. Inc.	923,273	42,960
* Tenet Healthcare Corp.	1,089,882	31,530
		28,352,276
Industrials (10.1%)
General Electric Co.	103,146,233	3,279,019
3M Co.	6,689,296	1,114,637
Honeywell International Inc.	8,505,891	953,085
Boeing Co.	6,885,517	874,047
United Technologies Corp.	8,600,655	860,926
United Parcel Service Inc. Class B	7,631,161	804,859
Union Pacific Corp.	9,354,297	744,134
Lockheed Martin Corp.	2,904,972	643,451
Danaher Corp.	6,610,456	627,068
Caterpillar Inc.	6,431,368	492,257
FedEx Corp.	2,830,875	460,640
General Dynamics Corp.	3,230,158	424,346
Delta Air Lines Inc.	8,597,582	418,530

Raytheon Co.	3,301,973	404,921
Northrop Grumman Corp.	1,998,192	395,442
Emerson Electric Co.	7,102,100	386,212
Illinois Tool Works Inc.	3,619,113	370,742
Eaton Corp. plc	5,072,757	317,352
Southwest Airlines Co.	7,053,385	315,992
Norfolk Southern Corp.	3,296,477	274,432
CSX Corp.	10,646,896	274,158
American Airlines Group Inc.	6,665,852	273,367
Waste Management Inc.	4,581,604	270,315
Deere & Co.	3,311,353	254,941
* United Continental Holdings Inc.	3,973,767	237,870
PACCAR Inc.	3,884,720	212,455
Nielsen Holdings plc	4,001,170	210,702
Roper Technologies Inc.	1,117,271	204,204
Cummins Inc.	1,792,102	197,024
Stanley Black & Decker Inc.	1,684,031	177,177
Ingersoll-Rand plc	2,839,248	176,062
Tyco International plc	4,693,876	172,312
Parker-Hannifin Corp.	1,493,391	165,886
Rockwell Automation Inc.	1,453,399	165,324
^ Fastenal Co.	3,189,571	156,289
Equifax Inc.	1,312,317	149,985
^ WW Grainger Inc.	627,783	146,543
* Verisk Analytics Inc. Class A	1,705,519	136,305
Rockwell Collins Inc.	1,449,617	133,669
AMETEK Inc.	2,603,612	130,128
Republic Services Inc. Class A	2,632,158	125,422
* Stericycle Inc.	939,534	118,560
CH Robinson Worldwide Inc.	1,583,455	117,540
Masco Corp.	3,683,214	115,837
Dover Corp.	1,713,530	110,231
Pentair plc	2,016,821	109,433
Textron Inc.	2,997,586	109,292
Kansas City Southern	1,199,617	102,507
L-3 Communications Holdings Inc.	858,109	101,686
Snap-on Inc.	642,267	100,829
Expeditors International of Washington Inc.	2,012,927	98,251
Cintas Corp.	968,198	86,954
JB Hunt Transport Services Inc.	984,783	82,958
Fluor Corp.	1,535,605	82,462
Xylem Inc.	1,974,938	80,775
ADT Corp.	1,827,584	75,406
Allegion plc	1,062,352	67,682
Robert Half International Inc.	1,449,814	67,532
Flowserve Corp.	1,432,624	63,623
* United Rentals Inc.	1,005,585	62,537
* Jacobs Engineering Group Inc.	1,354,656	58,995
Pitney Bowes Inc.	2,117,504	45,611
Dun & Bradstreet Corp.	399,900	41,222
* Quanta Services Inc.	1,766,382	39,850
Ryder System Inc.	591,368	38,309
		20,110,312
Information Technology (20.8%)
Apple Inc.	61,291,354	6,680,145
Microsoft Corp.	87,432,657	4,828,906
* Facebook Inc. Class A	25,369,895	2,894,705

*	Alphabet Inc. Class A	3,234,437	2,467,552
*	Alphabet Inc. Class C	3,285,098	2,447,234
	Intel Corp.	52,224,931	1,689,477
	Visa Inc. Class A	21,216,585	1,622,644
	Cisco Systems Inc.	55,631,802	1,583,837
	International Business Machines Corp.	9,773,181	1,480,148
	Oracle Corp.	34,834,888	1,425,095
	MasterCard Inc. Class A	10,840,965	1,024,471
	QUALCOMM Inc.	16,528,293	845,257
	Accenture plc Class A	6,942,681	801,185
	Texas Instruments Inc.	11,115,507	638,252
	Broadcom Ltd.	4,100,307	633,497
	EMC Corp.	21,530,018	573,775
*	Adobe Systems Inc.	5,508,246	516,673
*	salesforce.com inc	6,973,891	514,882
*	PayPal Holdings Inc.	12,288,353	474,330
	Automatic Data Processing Inc.	5,052,093	453,223
*	Cognizant Technology Solutions Corp. Class A	6,726,855	421,774
*	Yahoo! Inc.	9,629,049	354,445
	Hewlett Packard Enterprise Co.	18,975,411	336,434
	Intuit Inc.	2,838,975	295,282
*	eBay Inc.	11,987,330	286,018
	Applied Materials Inc.	12,499,296	264,735
	Corning Inc.	12,301,736	256,983
	TE Connectivity Ltd.	4,086,457	253,033
*	Fiserv Inc.	2,464,324	252,790
	HP Inc.	19,086,944	235,151
*	Electronic Arts Inc.	3,414,490	225,732
	Analog Devices Inc.	3,426,985	202,843
	NVIDIA Corp.	5,649,938	201,307
	Amphenol Corp. Class A	3,405,205	196,889
	Fidelity National Information Services Inc.	3,051,063	193,163
	Paychex Inc.	3,551,169	191,799
	Activision Blizzard Inc.	5,606,235	189,715
	SanDisk Corp.	2,222,128	169,060
	Skyworks Solutions Inc.	2,118,806	165,055
*	Red Hat Inc.	2,018,850	150,425
*	Autodesk Inc.	2,490,840	145,241
	Lam Research Corp.	1,756,523	145,089
*	Alliance Data Systems Corp.	655,082	144,118
*	Citrix Systems Inc.	1,702,183	133,758
	Xilinx Inc.	2,819,182	133,714
	Motorola Solutions Inc.	1,753,707	132,756
	Symantec Corp.	7,209,868	132,517
	KLA-Tencor Corp.	1,720,835	125,294
	Western Digital Corp.	2,573,207	121,558
*	Micron Technology Inc.	11,468,355	120,074
	Linear Technology Corp.	2,645,807	117,897
	Xerox Corp.	10,525,158	117,461
^	Seagate Technology plc	3,276,701	112,882
*	Akamai Technologies Inc.	1,955,616	108,674
	Microchip Technology Inc.	2,249,581	108,430
	Harris Corp.	1,378,058	107,296
	Western Union Co.	5,553,396	107,125
	CA Inc.	3,271,063	100,716
	Juniper Networks Inc.	3,890,994	99,259
*,^ VeriSign Inc.		1,064,848	94,282

Total System Services Inc.	1,863,370	88,659
NetApp Inc.	3,195,553	87,207
* F5 Networks Inc.	759,990	80,445
* Qorvo Inc.	1,422,449	71,706
* First Solar Inc.	843,792	57,774
FLIR Systems Inc.	1,520,713	50,108
CSRA Inc.	1,506,093	40,514
* Teradata Corp.	1,470,270	38,580
		41,361,055
Materials (2.8%)
Dow Chemical Co.	12,352,427	628,244
EI du Pont de Nemours & Co.	9,638,657	610,320
Monsanto Co.	4,863,232	426,700
Praxair Inc.	3,148,674	360,366
PPG Industries Inc.	2,948,876	328,770
Ecolab Inc.	2,944,918	328,417
LyondellBasell Industries NV Class A	3,822,068	327,092
Air Products & Chemicals Inc.	2,145,520	309,062
Sherwin-Williams Co.	866,987	246,805
International Paper Co.	4,545,067	186,529
Nucor Corp.	3,508,712	165,962
Newmont Mining Corp.	5,849,525	155,480
Vulcan Materials Co.	1,472,301	155,431
Freeport-McMoRan Inc.	13,838,379	143,089
^ Alcoa Inc.	14,534,740	139,243
Eastman Chemical Co.	1,632,906	117,945
Martin Marietta Materials Inc.	711,038	113,418
Ball Corp.	1,566,592	111,682
WestRock Co.	2,806,123	109,523
Mosaic Co.	3,887,953	104,975
Sealed Air Corp.	2,167,314	104,053
Airgas Inc.	720,585	102,064
International Flavors & Fragrances Inc.	880,668	100,194
CF Industries Holdings Inc.	2,576,573	80,750
Avery Dennison Corp.	988,587	71,287
FMC Corp.	1,477,530	59,648
* Owens-Illinois Inc.	1,779,590	28,402
		5,615,451
Telecommunication Services (2.8%)
AT&T Inc.	68,000,182	2,663,567
Verizon Communications Inc.	45,035,731	2,435,532
CenturyLink Inc.	6,011,921	192,141
* Level 3 Communications Inc.	3,195,209	168,867
Frontier Communications Corp.	12,870,080	71,944
		5,532,051
Utilities (3.4%)
Duke Energy Corp.	7,611,872	614,126
NextEra Energy Inc.	5,093,214	602,731
Southern Co.	10,082,106	521,547
Dominion Resources Inc.	6,587,114	494,824
Exelon Corp.	10,169,162	364,666
American Electric Power Co. Inc.	5,428,294	360,439
PG&E Corp.	5,447,964	325,352
PPL Corp.	7,449,068	283,586
Sempra Energy	2,606,590	271,216
Public Service Enterprise Group Inc.	5,598,339	263,906

Edison International			3,601,674	258,924
Consolidated Edison Inc.			3,245,451	248,666
Xcel Energy Inc.			5,610,751	234,642
WEC Energy Group Inc.			3,489,354	209,605
Eversource Energy			3,506,364	204,561
DTE Energy Co.			1,984,083	179,877
FirstEnergy Corp.			4,683,218	168,455
Entergy Corp.			1,973,142	156,431
American Water Works Co. Inc.			1,967,813	135,641
Ameren Corp.			2,682,183	134,377
CMS Energy Corp.			3,063,965	130,035
SCANA Corp.			1,579,895	110,830
CenterPoint Energy Inc.			4,756,436	99,505
Pinnacle West Capital Corp.			1,227,089	92,118
AGL Resources Inc.			1,330,793	86,688
AES Corp.			7,292,857	86,056
NiSource Inc.			3,534,575	83,275
TECO Energy Inc.			2,603,269	71,668
NRG Energy Inc.			3,480,978	45,287
				6,839,034
Total Common Stocks (Cost $129,860,413)				198,508,458
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.495%		507,432,170	507,432

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.471%	8/10/16	15,000	14,976
[4,5] Federal Home Loan Bank Discount Notes	0.516%	8/31/16	10,000	9,981
[5,6] Freddie Mac Discount Notes	0.220%	4/15/16	25,000	24,998
5 United States Treasury Bill	0.386%	5/26/16	1,000	1,000
				50,955
Total Temporary Cash Investments (Cost $558,382)				558,387
Total Investments (100.0%) (Cost $130,418,795)				199,066,845
Other Asset and Liabilities-Net (0.0%)[3]				12,433
Net Assets (100%)				199,079,278

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $185,821,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $192,025,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $25,371,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

Institutional Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	198,508,458	—	—
Temporary Cash Investments	507,432	50,955	—
Futures Contracts—Liabilities[1]	(966)	—	—
Total	199,014,924	50,955	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Institutional Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	5,220	535,442	10,348

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2016, the cost of investment securities for tax purposes was $130,418,795,000. Net unrealized appreciation of investment securities for tax purposes was $68,648,050,000, consisting of unrealized gains of $74,737,931,000 on securities that had risen in value since their purchase and $6,089,881,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2016

VANGUARD INSTITUTIONAL INDEX FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 18, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.